AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 16, 1998

                                             SECURITIES ACT FILE NO. 333-_______
                                     INVESTMENT COMPANY ACT FILE NO. 811-_______
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------
                                    FORM N-2

|X|      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
|_|      PRE-EFFECTIVE AMENDMENT NO.
|_|      POST-EFFECTIVE AMENDMENT NO.
             AND/OR

|X|      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
|_|      AMENDMENT NO.
         (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------
                        DEF EXCHANGEABLE PREFERRED TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            ------------------------
                            C/O PUGLISI & ASSOCIATES
                               850 LIBRARY AVENUE
                                    SUITE 204
                             NEWARK, DELAWARE 19715
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 738-6680

                            ------------------------
                               RL&F SERVICE CORP.
                                ONE RODNEY SQUARE
                                   10TH FLOOR
                              10TH AND KING STREETS
                           WILMINGTON, DELAWARE 19801
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------
                                    COPY TO:

                             CRAIG E. CHAPMAN, ESQ.
                                BROWN & WOOD LLP
                             ONE WORLD TRADE CENTER
                          NEW YORK, NEW YORK 10048-0557

                            ------------------------
     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box.|_|

     If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. |_| __________

     If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. |_| _________

     If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. |_|

------------------------------------------------------ ------------------ ------------------- -------------------- ---------------
                                                            AMOUNT         PROPOSED MAXIMUM    PROPOSED MAXIMUM      AMOUNT OF
                    TITLE OF SECURITIES                      BEING          OFFERING PRICE    AGGREGATE OFFERING    REGISTRATION
                     BEING REGISTERED                     REGISTERED         PER SHARE(1)          PRICE(1)            FEE(2)
------------------------------------------------------ ------------------ ------------------- -------------------- ===============
 TrUEPrS representing shares of beneficial interest...       40,000 Shares          $25.00            $1,000,000          $295.00
------------------------------------------------------ ------------------ ------------------- -------------------- ===============

(1)      Estimated solely for the purpose of calculating the registration fee.

(2)      Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA.

         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                             CROSS-REFERENCE SHEET*

                     ITEM NUMBER IN FORM N-2                                       CAPTION IN PROSPECTUS

 PART A-INFORMATION REQUIRED IN A PROSPECTUS

1.  Outside Front Cover ...................................        Front Cover Page
2.  Inside Front and Outside Back Cover Page ..............        Front Cover Page; Underwriting
3.  Fee Table and Synopsis ................................        Prospectus Summary; Fee Table
4.  Financial Highlights ..................................        Not Applicable
5.  Plan of Distribution...................................        Front Cover Page; Prospectus Summary; Net Asset
                                                                   Value; Underwriting

6.  Selling Shareholders...................................        Not Applicable

7.  Use of Proceeds........................................        Use of Proceeds and Collateral Arrangements;
                                                                   Investment Objective and Policies

8.  General Description of the Registrant...................       Front Cover Page; Prospectus Summary; The Trust;
                                                                   Investment Objective and Policies; Investment
                                                                   Restrictions; Risk Factors; Dividends and
                                                                   Distributions; Additional Information
9.  Management.............................................        Trustees; Management Arrangements
10. Capital Stock, Long-Term Debt and Other
    Securities.............................................        Description of the TrUEPrS
11. Defaults and Arrears on Senior Securities .....................Not Applicable
12. Legal Proceedings .............................................Not Applicable
13. Table of Contents of the Statement of Additional Information ..Not Applicable

PART B-INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

14. Cover Page ....................................................Not Applicable
15. Table of Contents .............................................Not Applicable
16. General Information and History ...............................Not Applicable
17. Investment Objective and Policies .............................Prospectus Summary; Investment Objective and
                                                                   Policies; Investment Restrictions
18. Management ....................................................Trustees; Management Arrangements
19. Control Persons and Principal Holders of
    Securities.....................................................Management Arrangements; Underwriting
20. Investment Advisory and Other Services.........................Management Arrangements
21. Brokerage Allocation and Other Practices.......................Investment Objective and Policies
22. Tax Status.....................................................Taxation
23. Financial Statements...........................................Experts; Independent Auditors' Report; Statement of
                                                                   Assets and Liabilities

PART C-OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

---------------------------

* Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus.


The information in this prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer or sale is not permitted


                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED OCTOBER 16, 1998

PROSPECTUS

                 TRUST UNITS EXCHANGEABLE FOR PREFERENCE SHARES
                            ___________ TRUEPRS
                        DEF EXCHANGEABLE PREFERRED TRUST
           (EXCHANGEABLE FOR AMERICAN DEPOSITARY RECEIPTS REPRESENTING
                         DEF PREFERENCE SHARES OR CASH)
                               ------------------

                                   THE ISSUER:

o DEF Exchangeable Preferred Trust (the "Trust") is a Delaware business trust. It will use the proceeds from the sale of the TrUEPrS to purchase and hold __% Mandatorily Redeemable Debt Securities due 2047 issued by [Name of the U.K. Company]. The Trust also will enter into a purchase contract with [Name of the Jersey Subsidiary] for the purchase of ADRs representing DEF Preference Shares.

                 WHAT YOU WILL RECEIVE BEFORE THE EXCHANGE DATE:

o On each Dividend Payment Date before the Exchange Date, if the Trust has sufficient funds, the Trust will pay you a non-cumulative dividend distribution at the rate of ___% per annum of the issue price of the TrUEPrS. Accordingly, if the Trust has sufficient funds, on the first Dividend Payment Date (________, 1999) the Trust will pay you $____ per TrUEPrS and on each subsequent Dividend Payment Date (________, ________, ________, and ________ of each year) before the Exchange Date the Trus will pay you $_____ per TrUEPrS.

                   WHAT YOU WILL RECEIVE ON THE EXCHANGE DATE:

o On the Exchange Date, for each TrUEPrS you own, the Trust will deliver to you one ADR representing four DEF Preference Shares or $25 in cash, depending on the type of Exchange Event.

      IF THE EXCHANGE EVENT IS:                        FOR EACH TRUEPRS YOU WILL RECEIVE:

      (a)  Anything other than a redemption or         One ADR representing four DEF Preference Shares
           mandatory repurchase (known as a
           "Buy-Back" in Australia) of the DEF
           Preference Shares for cash

      (b)  The  redemption  or  Buy-Back  of the DEF   Cash  equal to $25 plus the accrued dividend distribution
           Preference Shares for cash                  for the then current quarterly dividend period

o On and after the Exchange Date, the DEF Preference Shares represented by the ADRs will accrue non-cumulative dividends at the same rate as the dividend distribution rate on the TrUEPrS. If such dividends are declared by the board of directors of DEF, they will be paid on the same dates as the Dividend Payment Dates for the TrUEPrS.

o The Trust has applied to have the TrUEPrS listed on the New York Stock Exchange under the symbol "__." If the New York Stock Exchange approves the TrUEPrS for listing, the Trust expects that trading on the New York Stock Exchange will commence within 30 days after delivery of the TrUEPrS.

            INVESTING IN THE TRUEPRS INVOLVES CERTAIN RISKS WHICH ARE
DESCRIBED IN THE "RISK FACTORS" SECTION BEGINNING ON PAGE 10 OF THIS PROSPECTUS.

                              --------------------
         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                       PER TRUEPRS    TOTAL
                                                       -----------    -----

 Public Offering Price..................................  $25.00       $
 Sales Load.............................................  None*        None*
 Proceeds to Trust......................................  $25.00       $

         *Because the proceeds of the sale of the TrUEPrS will ultimately be invested in the DEF Preference Shares, DEF will pay the Underwriters $__ per TrUEPrS (or $__ per TrUEPrS for sales of more than 10,000 TrUEPrS to a single purchaser).

         The Underwriters may also purchase up to an additional ____ TrUEPrS at $25 per TrUEPrS, plus accrued dividends from _____, 1998, within 30 days from the date of this prospectus to cover over-allotments.

         The Trust expects that the TrUEPrS will be ready for delivery in book-entry form only through the facilities of The Depository Trust Company on or about _______, 1998.

                            ------------------------
MERRILL LYNCH & CO.
                              [NAME OF CO-MANAGER]
                                                            [NAME OF CO-MANAGER]
                            -------------------------

  "TrUEPrS" and "Trust Units Exchange for Preference Shares" are service marks owned by Merrill Lynch & Co., Inc.

                  The date of this prospectus is ________, 1998


                                TABLE OF CONTENTS

                                                                        PAGE

Summary Information - Q&A............................................    3
Fee Table............................................................    7
Structural Diagram...................................................    8
Risk Factors.........................................................   10
The Trust............................................................   12
Use of Proceeds and Collateral Arrangements..........................   12
Investment Objective and Policies....................................   13
Investment Restrictions .............................................   19
Description of the TrUEPrS...........................................   19
Trustees.............................................................   21
Management Arrangements..............................................   22
Dividends and Distributions..........................................   23
Net Asset Value......................................................   24
Taxation.............................................................   25
Underwriting.........................................................   30
Legal Matters........................................................   32
Experts..............................................................   32
Additional Information...............................................   32
Independent Auditors' Report.........................................   33
Statement of Assets and Liabilities..................................   34

               Prospectus relating to American Depositary Receipts
                       representing DEF Preference Shares


                            SUMMARY INFORMATION - Q&A

         This summary includes questions and answers that highlight selected information from the prospectus to help you understand the TrUEPrS. However, this summary may not contain all the information that may be important to you. Certain terms used in this section are defined elsewhere in this prospectus. You should carefully read this prospectus to fully understand the terms of the TrUEPrS, as well as the tax and other considerations that are important to you in making a decision about whether to invest in the TrUEPrS. You should pay special attention to the "Risk Factors" section to determine whether an investment in the TrUEPrS is appropriate for you.

WHAT ARE TRUEPRS?

         TrUEPrS are Trust Units Exchangeable for Preference Shares. Each TrUEPrS represents a proportionate share of beneficial interest in the assets of the Trust. Each TrUEPrS will entitle the holder to receive, before the Exchange Date, non-cumulative quarterly dividend distributions at the rate of $___ per TrUEPrS per quarter if the Trust has sufficient funds.

HOW MANY TRUEPRS ARE BEING OFFERED?

         The Trust is offering _____ TrUEPrS at a price of $25 per TrUEPrS. The Underwriters may also purchase up to an additional ___ TrUEPrS at the price of $25 per TrUEPrS, plus accrued dividends from _____, 1998, within 30 days of the date of this prospectus in order to cover over-allotments, if any. You should refer to the section in this prospectus called "Underwriting."

WHO IS THE TRUST?

         DEF Exchangeable Preferred Trust is a recently created Delaware business trust. The Trust will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940. The Trust will dissolve as soon as practicable after the Trust distributes ADRs or cash to you due to the occurrence of an Exchange Event. Please review the sections in this prospectus called "The Trust," "Investment Objective and Policies--Trust Dissolution" and "Risk Factors--Limited Term" for more information.

WHO IS DEF?

         DEF is [NAME], an [COUNTRY] bank. For more information about DEF and the DEF Preference Shares represented by ADRs that you may receive due to the occurrence of an Exchange Event, see the prospectus of DEF. The Trust has attached the prospectus of DEF to this prospectus for your convenience only. The prospectus of DEF is not a part of this prospectus and is not incorporated by reference in this prospectus.

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?

         The Trust's investment objective is to distribute to you:

o Before the Exchange Date, non-cumulative quarterly cash dividend distributions from the interest the Trust receives on the Debt Securities.

o    On the Exchange Date, ADRs or cash depending on the type of Exchange Event.

     The Exchange Events that may occur are described below and in the section in this prospectus called "Investment Objectives and Policies--Exchange Event."

WHAT ARE THE ASSETS OF THE TRUST?

     The assets of the Trust will be (i) $_______ of Debt Securities issued by the U.K. Company (or $______ if the Underwriters exercise their over-allotment option in full) and (ii) the ADRs Purchase Contract. See "Investment Objective and Policies--Trust Assets."

WHAT IS THE ADRS PURCHASE CONTRACT?

         The ADRs Purchase Contract is an agreement entered into between the Trust and the Jersey Subsidiary for the purchase by the Trust of the ADRs on the Exchange Date. Because the Trust does not own the ADRs before the Exchange Date, if the Trust is required to deliver ADRs to you upon the occurrence of an Exchange Event, the Trust will obtain the ADRs from the Jersey Subsidiary pursuant to the ADRs Purchase Contract. See "Investment Objective and Policies --Trust Assets."

WHEN WILL YOU RECEIVE YOUR QUArTERLY DIVIDEND DISTRIBUTIONS?

         On each Dividend Payment Date before the Exchange Date, if the Trust has sufficient funds, you will receive a non-cumulative quarterly cash dividend distribution from the Trust at the rate of ___% of the issue price of the TrUEPrS per annum ($____ per TrUEPrS per annum or $_____ per TrUEPrS per quarter). Before the Exchange Date, the Trust will make dividend distributions to you on each Dividend Payment Date (_____, ______, ______, and ______) if you are registered on the register of the Trust as of the preceding Record Date (______, ______, _______, and ______). If the Dividend Payment Date is not a Business Day, you will be paid on the following Business Day. You will receive the first distribution in the amount of $____ per TrUEPrS for the period from ______, 1998 until ______, 1999 on ______, 1999 if you are registered on the
Trust's register as of ______, 1999.

WHAT WILL YOU RECEIVE ON THE EXCHANGE DATE?

         For each TrUEPrS you own, you will receive one ADR representing four DEF Preference Shares or $25 in cash, depending on the type of Exchange Event.

IF THE EXCHANGE EVENT IS:     YOU WILL RECEIVE:

(a)  Anything other than a    One ADR representing four
     redemption or Buy-Back   DEF Preference Shares
     of the DEF Preference
     Shares for cash

(b)  The redemption or        Cash equal to $25 plus the
     Buy-Back of the DEF      accrued dividend
     Preference Shares for    distribution for the then
     cash                     current quarterly dividend
                              period

         If ADRs are distributed, you will become the owner of the ADRs as of the opening of business on the Exchange Date. The Trust will deliver the ADRs to you through the facilities of The Depository Trust Company as soon as practicable on or after the Exchange Date.

WHAT EVENTS WILL OCCUR ON THe ISSUE DATE OF THE TRUEPRS?

         The Trust will use the proceeds from the sale of the TrUEPrS, including the sale of 4,000 TrUEPrS to an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated to satisfy the requirements of the Investment Company Act of 1940, to purchase from the U.K. Company Debt Securities in an amount equal to such proceeds. The Debt Securities accrue interest at the rate per annum of __%. The Interest Payment Dates for the Debt Securities are the same as the Dividend Payment Dates for the TrUEPrS. The U.K. Company will use all the proceeds from the sale of the Debt Securities to purchase the Jersey Preference Shares issued by the Jersey Subsidiary. The Jersey Subsidiary will use all the proceeds from the sale of the Jersey Preference Shares to pay the subscription price to DEF for the DEF Preference Shares represented by the ADRs to be issued to the Jersey Subsidiary.

         DEF will use all the proceeds it receives from the Jersey Subsidiary to make a capital contribution to the Distribution Trust. The Distribution Trust will use DEF's capital contribution to make one or more DEF Loans to one or more DEF Borrowers. See the sections in this prospectus called "Use of Proceeds and Collateral Arrangements" and "Structural Diagram."

WHAT SECURITY ARRANGEMENTS APPLY TO THE TRUST'S ASSETS?

         Under the ADRs Security and Pledge Agreement among the Trust, the U.K. Company, the Jersey Subsidiary and the Collateral Agent, the Jersey Subsidiary will pledge the ADRs to the holder of the Jersey Preference Shares (initially the U.K. Company) to secure the Jersey Subsidiary's redemption obligations under the Jersey Preference Shares and to the Trust to secure the Jersey Subsidiary's obligation to deliver the ADRs under the ADRs Purchase Contract. The U.K. Company will also assign its security interest in the ADRs to the Trust to secure the U.K. Company's redemption obligations under the Debt Securities.

         Under the Jersey Preference Shares Security and Pledge Agreement among the Trust, the U.K. Company and the Collateral Agent, the U.K. Company, as holder of the Jersey Preference Shares, will pledge the Jersey Preference Shares to the Trust to secure the U.K. Company's redemption obligations under the Debt Securities.

HOW WILL THE TRUST OBTAIN CASH FOR DIVIDEND DISTRIBUTIONS ON THE TRUEPRS?

         The Trust will pay dividend distributions on the TrUEPrS from the interest payments it receives on the Debt Securities. The U.K. Company will pay interest on the Debt Securities if it receives sufficient funds from the Distribution Trust. The U.K. Company's right to receive payments from the Distribution Trust will not represent an absolute ownership interest in the Distribution Trust or its income. The U.K. Company only has a right to receive payments if the Distribution Trust actually distributes a payment to the U.K. Company. If the Distribution Trust is not prohibited from making any payments as described in the section in this prospectus called "Investment Objectives and Policies--Intervening Vehicles--Distribution Trust," the Distribution Trust will pay the U.K. Company from the interest payments it receives on the DEF Loan from the DEF Borrower. If the Distribution Trust does not make any such payment for any reason, the U.K Company will have insufficient funds to pay interest on the Debt Securities and an Exchange Event will occur.

WHAT ARE THE EXCHANGE EVENTS?

         The first of the following dates or events to occur will constitute an "Exchange Event."

(i) ______, 2047 or the date of any earlier redemption or Buy-Back of the DEF Preference Shares;

(ii)     any date DEF selects in its absolute discretion;

(iii) the Trust fails to receive in full the interest due on the Debt Securities on any Dividend Payment Date within three Business Days
         after  such   Dividend   Payment  Date   (without  any   deductions  or
         withholdings for taxes, duties or other charges);

(iv) DEF's Tier 1 Capital Ratio is below 4% or DEF's Total Capital Adequacy Ratio is below 8% (or, in either case, any lower percentage prescribed for DEF by the [applicable regulatory agency] at the time) and DEF fails to increase such ratio to at least 4% or 8% (or such lower percentage), as the case may be, within 90 days;

(v)      subject to certain exceptions, there is any change in:

         (a)      the legal ownership of the  securities issued by

         (b)      the charter or other governing documents of, or

         (c)      the business purpose of

                  the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust or the Jersey Subsidiary;

(vi) there is any change in the business purpose of the Distribution Trust or DEF ceases to own directly or indirectly all the common securities of the Distribution Trust;

(vii) any DEF Borrower ceases to be DEF or one of its wholly owned subsidiaries;

(viii) certain events of bankruptcy occur with respect to DEF, the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust, the Jersey Subsidiary, the Distribution Trust or any DEF Borrower;

(ix)     the Trust dissolves; and

(x) the Collateral Agent fails, at any time, to have a valid first, perfected and enforceable security interest in, and lien on, the Jersey Preference Shares and the ADRs (and any proceeds from the redemption of such securities) and such failure is not remedied on or before 10 Business Days after the Collateral Agent gives written notice of such failure to the U.K. Company or the Jersey Subsidiary.

         For a more detailed  description of each of the Exchange Events and the
corresponding   Exchange  Date,  see  the  section  in  this  prospectus  called
"Investment Objective and Policies--Exchange Event."

WILL YOU CONTINUE TO RECEIVE DIVIDEND DISTRIBUTIOnS ON THE TRUEPRS ON AND AFTER THE EXCHANGE DATE?

         No. The Trust will not pay you dividend distributions on the TrUEPrS on and after the Exchange Date.

0 If the Exchange Event is an event other than a redemption or Buy-Back of the DEF Preference Shares for cash, the Trust will not pay you dividend distributions on the TrUEPrS on the Exchange Date (even if the Exchange Date is a Dividend Payment Date). Instead, dividends on the DEF Preference Shares will begin to accrue from and including the Dividend Payment Date immediately preceding the Exchange Date.

o If the Exchange Event is the redemption or Buy-Back of the DEF Preference Shares for cash, on the Exchange Date, the Trust will pay you accrued dividend distributions for the period from and including the Dividend Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date.

WHAT ABOUT U.S. TAXES?

         The Trust will be classified as a grantor trust for United States Federal income tax purposes. The Debt Securities held by the Trust will be treated as equity in DEF. Accordingly, you will be treated for United States Federal income tax purposes as owning equity of DEF and will be required to include in income, as dividends, your pro rata share of the gross amount of the interest paid on the Debt Securities to the extent of the current and accumulated earnings and profits (as determined for United States Federal income tax purposes) of DEF.

         Generally, your income will not include any ADRs you receive upon the occurrence of an Exchange Event. However, your income will include any cash you may receive if the Exchange Event is the redemption or Buy-Back of the DEF Preference Shares for cash. In that case, you would be required to recognize gain or loss for the TrUEPrS. Please review the section in this prospectus called "Taxation--Certain United States Federal Income Tax Considerations."

WHAT ABOUT [COUNTRY] TAXES?

         The Trust will not be treated as a resident of [COUNTRY] for [COUNTRY] income tax purposes. Because it will not receive [COUNTRY] source income, the Trust will not be subject to [COUNTRY] tax on income earned. If you are a non-[COUNTRY] resident holder of TrUEPrS, you will not be subject to [COUNTRY] tax whether by withholding or otherwise for the Trust's quarterly dividend distributions.

         There should be no [COUNTRY] tax consequences to the Trust of the distribution of the ADRs to you, as a holder of TrUEPrS, when an Exchange Event occurs. The sale of TrUEPrs or the DEF Preference Shares represented by the ADRs may generate assessable income to you if you are a U.S. holder. The sale of TrUEPrS or ADRs by a U.S. holder may be subject to [COUNTRY] capital gains tax where a U.S. holder is a non-[COUNTRY] resident but the U.S. holder and the U.S. holder's associates together beneficially hold or at any time during the five years preceding such sale held shares or interests in shares representing 10% or more in value of the issued capital of a [COUNTRY] listed company, such as DEF.

         Subject to certain conditions, the terms of the DEF Preference Shares provide for holders to be grossed-up for [COUNTRY] withholding tax on payments paid on the DEF Preference Shares being dividends or amounts deemed to be dividends for [COUNTRY] tax purposes. Please review the section in this prospectus called "Taxation--Certain [COUNTRY] Tax Considerations."

DO YOU HAVE VOTING RIGHTS?

         You are entitled to one vote for each TrUEPrS you own. Except as described in the section in this prospectus called "Description of TrUEPrS -- Voting Rights," as a holder of TrUEPrS, you will not be entitled to any voting rights for the DEF Preference Shares. However, while you are a TrUEPrS holder, the Jersey Subsidiary, as holder of the ADRs, will, or will cause the Collateral Agent to, direct the ADR depositary to vote DEF Preference Shares represented by the ADRs as directed by the holders of the TrUEPrS. You should review the section in this prospectus called "Description of TrUEPrS--Voting Rights."

WILL THE TRUEPRS BE LIStED ON A STOCK EXCHANGE?

         The Trust has applied to have the TrUEPrS listed on the New York Stock Exchange. If the New York Stock Exchange approves the TrUEPrS for listing, the Trust expects that trading on the New York Stock Exchange will commence within 30 days after delivery of the TrUEPrS. You should be aware that the listing of the TrUEPrS on the New York Stock Exchange will not necessarily ensure that a liquid trading market will be available for the TrUEPrS. You should review the section in this prospectus called "Risk Factors--Uncertain Trading Market."

WHAT ARE THE RISKS ASSOCIATED WITH YOUR INVESTMENT?

         The material risks associated with the TrUEPrS are described in the "Risk Factors" section beginning on page 10 of this prospectus.

HOW WILL THE TRuST BE MANAGED?

         The Trust will be internally managed and will not have an investment adviser, which means that there will be no outside manager or adviser to manage the Trust's portfolio. In addition, the Trust's portfolio will not be actively managed; the assets of the Trust will not be traded but will be held as required by the agreement that governs the Trust. The administration of the Trust will be overseen by the Trustees. The Bank of New York will act as trust administrator, custodian for the Trust's assets and paying agent, transfer agent and registrar for the TrUEPrS. Except as mentioned above and except for The Bank of New York's role as collateral agent and securities intermediary under the ADRs Security and Pledge Agreement and the Jersey Preference Shares Security and Pledge Agreement, as paying agent and transfer agent for the Debt Securities and the DEF Preference Shares and as ADR depositary, The Bank of New York has no affiliation with, and is not engaged in any transaction with, the Trust. For their services, the Jersey Holding Company will pay the fees of the administrator, the custodian and the paying agent. Please see the section in this prospectus called "Management Arrangements" for a more detailed discussion.

                                    FEE TABLE

      SHAREHOLDER TRANSACTION
      EXPENSES

      Maximum  Sales  Load (as a
      percentage   of   offering
      price)....................              0%(a)

      Automatic Dividend                  Not Applicable
      Reinvestment Plan Fees....

      ANNUAL   EXPENSES   (as  a
      percentage of net assets)

      Management Fees(b) .......                0%

      Other Expenses(c) ........                0%
                                              ======

      Total Annual Expenses(c)..                0%
                                              ======

      EXAMPLE                          1 year       3 years
                                       ------       -------

      An  investor  would  pay  the
      following   expenses   on   a
      $1,000 investment,  including
      the maximum  sales load of $0
      and  assuming  (1) no  annual
      expenses  and (2) a 5% annual
      return throughout the periods      $0         $0

------------
(a) There is no sales load. Because the proceeds of the sale of the TrUEPrS will ultimately be invested in the DEF Preference Shares, DEF has agreed to pay the Underwriters' compensation. See the cover page of this prospectus and "Underwriting."

(b) See "Management Arrangements." The Trust will be internally managed; consequently, the Trust will not pay any separate investment advisory fee. The Bank of New York will act as the Administrator of the Trust.

(c) The Trust will pay the organization costs in the amount of $____ and the costs associated with the initial registration and the offering of the TrUEPrS, estimated to be approximately $_____. The Trust will pay these costs out of the facility fee to be paid on the issue date of the TrUEPrS to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The Jersey Holding Company will pay the ongoing administrative and other expenses of the Trust pursuant to the Trust Expense Agreement between the Jersey Holding Company and The Bank of New York. Subject to the satisfaction of certain conditions, expenses of the Trust not paid by the Trust's arrangements with the Jersey Holding Company under the Trust Expense Agreement will be paid by the DEF Affiliate pursuant to the Expense and Indemnity Agreement. See "Management Arrangements--Estimated Expenses." Absent such arrangements, the Trust's "Other Expenses" and "Total Annual Expenses" are estimated to initially be $_______ in the aggregate or ____% of the Trust's net assets.

         This table is intended to assist you in understanding the costs and expenses that a holder of TrUEPrS will bear directly or indirectly. The example utilizes a 5% annual rate of return, which is required by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF tHE EXAMPLE.


                               STRUCTURAL DIAGRAM

                       [Diagram of Transaction Structure
                       illustrating transaction parties,
                      intervening vehicles and investment
                            and payment directions]

                                  RISK FACTORS

         Your investment in the TrUEPrS will involve certain risks. You should carefully consider the following discussion of risks before deciding whether an investment in the TrUEPrS is suitable for you.

NO ACTIVE TRUST PORTFOLIO MANAGEMENT

         The Trust will not be managed like a typical closed-end investment company. The Trust has a fundamental policy (a) to invest 100% of its portfolio in the Debt Securities issued by the U.K. Company and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust, and (b) to enter into the ADRs Purchase Contract and not to dispose of the ADRs Purchase Contract during the term of the Trust. The Debt Securities will be redeemed on the Exchange Date.

NON-DIVERSIFIED PORTFOLIO

         Before the Exchange Date, the Trust's assets will consist of (a) the Debt Securities and distributions thereon and (b) the ADRs Purchase Contract. As a result, investments in the Trust may be subject to greater risk than would be the case for a company with a more diversified portfolio of investments.

ABSENCE OF TRaDING HISTORY

         The TrUEPrS have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the TrUEPrS may vary considerably before an Exchange Event. This is due to factors such as complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which DEF's shares are traded and the market segment of which DEF is a part and fluctuations in interest rates and rates of exchange between the [CURRENCY OF THE COUNTRY] and the U.S. dollar. These are factors that are difficult to predict and beyond the Trust's control. Please review the accompanying prospectus of DEF.

POSSIBILITY OF THE TRUEPRS TRADING AT A DISCOUNT FROM NET ASSET VALUE

         The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a price that is lower than their net asset value. This is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the TrUEPrS will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is greater for investors who want to sell their investments in a relatively short period of time after completion of the Trust's initial public offering . For those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance determined over time. The Trust cannot redeem the TrUEPrS.

UNCERTAIN TRaDING MARKET

         The TrUEPrS are a new issue of securities and, accordingly, have no established trading market. You cannot assume that a trading market will develop. If such a trading market does develop, there can be no assurance that there will be liquidity in the trading market. If the trading market for the TrUEPrS is limited, there may be a limited number of buyers when you decide to sell your TrUEPrS if you do not want to hold your investment until an Exchange Event occurs. This may affect the price you receive. Although the Underwriters have no obligation to make a market in the TrUEPrS, they have advised the Trust that they intend to make a market in the TrUEPrS. The Underwriters may cease these market making activities at any time.

         The Trust has applied to have the TrUEPrS listed on the New York Stock Exchange. If the New York Stock Exchange approves the TrUEPrS for listing, the Trust expects that trading on the New York Stock Exchange will commence within 30 days after delivery of the TrUEPrS. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the TrUEPrS on another national securities exchange or for quotation on another trading market. If the TrUEPrS are not listed or traded on any securities exchange or trading market, or if trading of the TrUEPrS is suspended, pricing information for the TrUEPrS may be more difficult to obtain. The price and liquidity of the TrUEPrS may also be adversely affected.

LIMITED TERM OF THE TRUST

         When an Exchange Event occurs, the term of the Trust will expire as soon as possible after the distribution to you of ADRs or cash.

LIMITED STOCKhOLDER RIGHTS

         Except as described in the section in this prospectus called "Description of TrUEPrS--Voting Rights," you, as a holder of the TrUEPrS, will not have any rights with respect to the ADRs or the DEF Preference Shares (including rights to receive any dividends or other distributions on them) until the Trust delivers the ADRs to you upon the occurrence of an Exchange Event (unless the Exchange Event is the redemption or Buy-Back of the DEF Preference Shares for cash). In addition, the Trust, as the holder of the Debt Securities, has no voting rights in relation to the U.K. Company.

YEAR 2000 NONCOMPLIANCE

         Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Trust could be adversely affected if the computer systems used by the Trust or the Trust's service providers do not properly address this problem prior to January 1, 2000. The Trust has sought assurances from its service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Trust will continue to monitor the situation. At this time, however, the Trust cannot assure you that its service providers have anticipated every step necessary to avoid any adverse effect on the Trust caused by the Year 2000 Problem.


                                    THE TRUST

         DEF Exchangeable Preferred Trust (the "Trust") is a newly-created Delaware business trust and will be registered as a closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust was formed on October 13, 1998 pursuant to a Certificate of Trust as filed with the Secretary of State of the State of Delaware on October 13, 1998 and as restated and filed on __________ , 1998 and a Trust Agreement dated as of October 13, 1998, which was amended and restated (as amended and restated, the "Declaration of Trust"). The term of the Trust will expire as soon as possible after the exchange of the TrUEPrS for ADRs or cash, as the case may be, upon the occurrence of an Exchange Event. The Trust will be treated as a grantor trust for United States Federal income tax purposes. The Trust's principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715, and its telephone number is (302) 738-6680.

                   USE OF PROCEEDS AND COLLATERAL ARRANGEMENTS

         The proceeds of the offering of the TrUEPrS (the "Offering") (without giving effect to the expenses of the Offering payable by the Trust) and the ______TrUEPrS (the "Initial TrUEPrS") issued by the Trust to ML IBK Positions, Inc. will be $___________ (or $___________ if the Underwriters' over-allotment option is exercised in full). On the Issue Date (as defined herein), the proceeds of the Offering and the proceeds from the sale of the Initial TrUEPrS will be used to purchase $___________ aggregate principal amount (or $___________ aggregate principal amount if the Underwriters' over-allotment option is exercised in full) of _% Mandatorily Redeemable Debt Securities due 2047 (the "Debt Securities") from [NAME], a special purpose unlimited company incorporated under the laws of England and Wales, and domiciled in, the United Kingdom (the "U.K. Company"). The Trust, as the holder of the Debt Securities, will be entitled to receive interest thereon at the rate per annum of _%, payable quarterly in arrears on each Dividend Payment Date (each, an "Interest Payment Date"). The Debt Securities will be listed on the Luxembourg Stock Exchange and, unless redeemed on an earlier Exchange Date (as defined herein), will be redeemed on __________, 2047. The Debt Securities will be issued only in bearer form and will be denominated and pay interest in U.S. dollars. See "Investment Objective and Policies-Trust Assets."

         The following transactions will take place on the Issue Date. Reference is made to page 9 for a diagram of the transactions.

         The U.K. Company will use the proceeds from the sale of the Debt Securities to purchase at a price equal to their liquidation preference fully paid, non-dividend paying preference shares, liquidation preference $25 per share (the "Jersey Preference Shares"), issued by [NAME], a company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Subsidiary"). The Jersey Subsidiary will use the proceeds from the sale of the Jersey Preference Shares to make a payment to [NAME] ("DEF") in consideration for the issuance by the ADR (as defined herein) depositary to the Jersey Subsidiary of American Depositary Receipts ("ADRs"), each representing four fully paid non-cumulative preference shares, liquidation preference $6.25 per share (the "DEF Preference Shares"), of DEF, at a price per ADR equal to $25 (i.e., the aggregate liquidation preference of the four DEF Preference Shares represented thereby). No dividends will accrue or be paid on the DEF Preference Shares represented by the ADRs unless an Exchange Event (other than a redemption or mandatory repurchase (such mandatory repurchase being a "Buy-Back") of the DEF Preference Shares) occurs. On and after such an Exchange Date, non-cumulative dividends will be payable, if and when declared by the board of directors of DEF out of profits legally available therefor, in U.S. dollars in an amount equal to $__ per DEF Preference Share per annum, payable quarterly in arrears in an amount equal to $__ per DEF Preference Share on each Dividend Payment Date (as defined herein) to holders of record as of the immediately preceding Record Date (as defined herein).

         DEF will use the proceeds from the issue of the DEF Preference Shares to make a capital contribution to a business trust established under the laws of the State of Delaware (the "Distribution Trust"). The Distribution Trust will use DEF's capital contribution to make one or more loans (each, a "DEF Loan") to DEF and/or one or more wholly-owned subsidiaries or branches of DEF (each, an "DEF Borrower").

         The ADRs will be deposited with The Bank of New York, as the collateral agent (the "Collateral Agent"), pursuant to a security and pledge agreement (the "ADRs Security and Pledge Agreement") to be entered into among the Trust, the U.K. Company, the Jersey Subsidiary and the Collateral Agent. Pursuant to the terms of the ADRs Security and Pledge Agreement, the Jersey Subsidiary will irrevocably and unconditionally deposit the ADRs with the Collateral Agent and
(i) the Jersey Subsidiary will irrevocably and unconditionally pledge its interest in the ADRs to the holder of the Jersey Preference Shares (initially the U.K. Company) to secure its redemption obligations under the Jersey Preference Shares and to the Trust to secure its obligation to deliver ADRs under the ADRs Purchase Contract, (ii) the U.K. Company, with the consent of the Jersey Subsidiary, will irrevocably and unconditionally assign and hypothecate to the Trust its interest in such pledge to secure its redemption obligations under the Debt Securities and (iii) the Jersey Subsidiary and the U.K. Company will irrevocably and unconditionally direct the Collateral Agent, upon the occurrence of an Exchange Event (other than a redemption or Buy-Back of the DEF Preference Shares for cash), to transfer the ADRs to the Trust. Pursuant to a separate security and pledge agreement (the "Jersey Preference Shares Security and Pledge Agreement" and, together with the ADRs Security and Pledge Agreement, the "Security and Pledge Agreements") to be entered into among the Trust, the U.K. Company and the Collateral Agent, the U.K. Company will irrevocably and unconditionally deposit the Jersey Preference Shares with the Collateral Agent and pledge the Jersey Preference Shares to secure its redemption obligations to the Trust under the Debt Securities. Prior to the occurrence of an Exchange Event, ownership of the Jersey Preference Shares and the ADRs will remain with the U.K. Company and the Jersey Subsidiary, respectively, although pursuant to the ADRs Security and Pledge Agreement, the Jersey Subsidiary will agree to, or will cause the Collateral Agent to, direct the ADR depositary to vote the DEF Preference Shares represented by the ADRs as directed by the holders of the TrUEPrS. Each TrUEPrS will entitle the holder to direct the exercise of the voting rights attaching to one ADR and the four DEF Preference Shares represented thereby.

         The Trust will also enter into the ADRs Purchase Contract between the Trust and the Jersey Subsidiary (the "ADRs Purchase Contract") pursuant to which the Jersey Subsidiary will deliver the ADRs to the Trust for distribution to the holders of TrUEPrS after the occurrence of an Exchange Event (other than a redemption or Buy-Back of the DEF Preference Shares for cash) and the redemption of the Debt Securities and the Jersey Preference Shares.

         The Debt Securities, the Jersey Preference Shares (if applicable), the ADRs Purchase Contract and (if applicable) the ADRs to be purchased pursuant to the terms of the ADRs Purchase Contract will be held by the Custodian for the Trust.

                        INVESTMENT OBJECTIVE AND POLICIES

GENERAL

         The Trust will invest the proceeds of the Offering in the Debt Securities issued by the U.K. Company. The Trust's investment objective is to distribute to the holders of TrUEPrS (a) prior to an Exchange Event, pro rata based on the number of TrUEPrS outstanding the interest the Trust receives on the Debt Securities from time to time, and (b) upon the occurrence of an Exchange Event, (i) if the Exchange Event is anything other than a redemption or Buy-Back of the DEF Preference Shares for cash, ADRs evidencing, for each TrUEPrS, four DEF Preference Shares, and (ii) if the Exchange Event is a redemption or Buy-Back of the DEF Preference Shares for cash, $25 per TrUEPrS plus an amount equal to the accrued but unpaid interest on each $25 principal amount of the Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date. Upon the occurrence of an Exchange Event, the DEF Preference Shares will accrue non-cumulative dividends at the rate of $__ per share per annum, payable quarterly in arrears in an amount equal to $__ per share on each Dividend Payment Date to holders of record as of the immediately preceding Record Date. Upon the occurrence of an Exchange Event, the Administrator will notify The Depository Trust Company (the "Depository") and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether ADRs or cash will be delivered in exchange for the TrUEPrS.

         The Trust has adopted a fundamental policy as required by the Declaration of Trust (a) to invest 100% of its portfolio in the Debt Securities, and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust other than in connection with a mandatory redemption thereof as a result of an Exchange Event and (b) to enter into the ADRs Purchase Contract and not to dispose of the ADRs Purchase Contract during the term of the Trust. The foregoing fundamental policy of the Trust may not be changed without the vote of 100% of the holders of the TrUEPrS.

TRUST ASSETS

         Prior to an Exchange Date, the Trust's assets will consist of (a) $___________ aggregate principal amount of Debt Securities ($___________
aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon, and
(b) the ADRs Purchase Contract.

         As described above under "-General," upon the occurrence of an Exchange Event, each TrUEPrS will be exchanged for either (i) one ADR or (ii) $25 in cash plus the accrued dividend distribution thereon for the current quarterly dividend period. The procedure by which the Trust will obtain the ADRs or cash to be distributed to the holders of TrUEPrS will vary depending upon the nature of the Exchange Event and, in the case of an Exchange Event resulting from a redemption or Buy-Back of the DEF Preference Shares for cash, the value, for purposes of calculating United Kingdom tax on capital gains, of one U.S. dollar (or the equivalent thereof in any successor legal currency of the United States) in terms of British pounds (or the equivalent thereof in any successor legal currency of the United Kingdom) (the "Dollar Value") on the Exchange Date (expressed as Pounds/$).

         In the case of any Exchange Event other than a redemption or Buy-Back of the DEF Preference Shares for cash, the Trust will obtain the ADRs to be distributed to holders of TrUEPrS as a result of the following sequence of events: (i) the U.K. Company will redeem the Debt Securities for cash at their aggregate principal amount, (ii) under the terms of the Debt Securities, the cash proceeds from the redemption referred to in clause (i) above will automatically be applied to effect the purchase by the Trust of the Jersey Preference Shares from the U.K. Company, (iii) the Jersey Subsidiary will redeem the Jersey Preference Shares for cash at their aggregate liquidation preference, and (iv) under the terms of the ADRs Purchase Contract, the cash redemption proceeds of the Jersey Preference Shares will be used by the Trust to purchase the ADRs from the Jersey Subsidiary.

         In the case of an Exchange Event resulting from a redemption or Buy-Back of the DEF Preference Shares for cash, the Trust will obtain the cash to be distributed to the holders of TrUEPrS as a result of one of the two sequences described below, depending on the Dollar Value on the Exchange Date.

         If the Dollar Value on the Exchange Date is higher than the Dollar Value on every date on which the DEF Preference Shares are originally issued (i.e., if the British pound has depreciated against the U.S. dollar between such dates), then the sequence of events preceding the distribution of cash to holders of TrUEPrS will be as follows: (i) the U.K. Company will redeem the Debt Securities for cash at their aggregate principal amount plus accrued interest from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date, (ii) under the terms of the Debt Securities, the cash proceeds from the redemption referred to in clause (i) above (excluding the accrued interest portion thereof) will automatically be applied to effect the purchase by the Trust of the Jersey Preference Shares from the U.K. Company, (iii) there will be a redemption or Buy-Back of the DEF Preference Shares for cash in an amount equal to their aggregate liquidation preference, and (iv) the Jersey Subsidiary will use the cash proceeds from the redemption or Buy-Back referred to in clause (iii) above to redeem the Jersey Preference Shares for cash at their aggregate liquidation preference.

         If the Dollar Value on the Exchange Date is equal to or less than the Dollar Value on every date on which the DEF Preference Shares are originally issued (i.e., if the British pound has remained the same or appreciated against the U.S. dollar between such dates), then the sequence of events preceding the distribution of cash to holders of TrUEPrS will be as follows: (i) there will be a redemption or Buy-Back of the DEF Preference Shares for cash in an amount equal to their aggregate liquidation preference, (ii) the Jersey Subsidiary will use the cash proceeds from the redemption or Buy-Back referred to in clause (i) above to redeem the Jersey Preference Shares for cash at their aggregate liquidation preference, and (iii) the U.K. Company will use the proceeds from the redemption of the Jersey Preference Shares referred to in clause (ii) above and the Income Entitlement it receives on the Exchange Date to redeem the Debt Securities for cash at their aggregate principal amount plus accrued interest from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding such Exchange Date.

         Except as described herein, holders of the TrUEPrS will receive non-cumulative dividend distributions in an amount equal to $____ per TrUEPrS per annum, payable quarterly in arrears in an amount equal to $___ per TrUEPrS on each __________, ________, _______ and __________ of each year (each, a
"Dividend Payment Date"), to holders of record as of the immediately preceding _________, _______, ______ and _________ (each, a "Record Date"), respectively.
The first dividend distribution in respect of the period from and including _________, 1998 (the "Issue Date") to but excluding __________, 1999 will equal $____ per TrUEPrS. The Record Date for such first dividend distribution will be _________ or, with respect to TrUEPrS issued after _________ and before
__________, the date of issuance thereof. See "Dividends and Distributions."

         In the event that any Dividend Payment Date for the TrUEPrS or Interest Payment Date for the Debt Securities is not a Business Day, then the dividend or interest payable on such date need not be made on such Dividend Payment Date or Interest Payment Date, as applicable, but instead may be made on the next succeeding Business Day with the same force and effect as if made on such Dividend Payment Date or Interest Payment Date, as the case may be. As used herein, "Business Day" means each Monday, Tuesday, Wednesday, Thursday or Friday which is not a day on which banking institutions in [CITY, COUNTRY], [Luxembourg,] New York, New York or any city or cities in which the principal place of business of any DEF Borrower is located from time to time (initially [CITY, COUNTRY]) are authorized or obliged by law or executive order to close.

DEF

         THIS PROSPECTUS RELATES ONLY TO THE TrUEPrS OFFERED HEREBY AND DOES NOT RELATE TO DEF, THE ADRs OR THE DEF PREFERENCE SHARES. DEF HAS FILED A REGISTRATION STATEMENT ON FORM F-3 WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") WITH RESPECT TO THE DEF PREFERENCE SHARES AND A REGISTRATION STATEMENT ON FORM F-6 WITH RESPECT TO THE ADRs THAT MAY BE RECEIVED BY A HOLDER OF TrUEPrS UPON THE OCCURRENCE OF AN EXCHANGE EVENT. THE PROSPECTUS OF DEF CONSTITUTING A PART OF SUCH REGISTRATION STATEMENT ON FORM F-3 INCLUDES INFORMATION RELATING TO DEF, THE ADRs AND THE DEF PREFERENCE SHARES. THE PROSPECTUS OF DEF IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF TrUEPrS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF DEF DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

EXCHANGE EVENT

         The earliest occurrence of any of the following dates or events shall constitute an "Exchange Event" as of the "Exchange Date" applicable to such Exchange Event as specified below:

         (i) __________, 2047 or the date of any earlier redemption or Buy-Back of the DEF Preference Shares for cash, in which case the Exchange Date will be the earlier of such dates;

         (ii) any date selected by DEF in its absolute discretion, in which case the Exchange Date will be such date;

         (iii) the failure of the Trust to receive for any reason on or within three Business Days after an Interest Payment Date the interest then due on the Debt Securities in full without deduction or withholding for any taxes, duties or other charges, in which case the Exchange Date will be the fourth Business Day following such Interest Payment Date;

         (iv) any date on which the Tier 1 Capital Ratio or the Total Capital Adequacy Ratio of DEF (either as reported quarterly by DEF to the [applicable regulatory agency] or any successor or replacement body
     ("[applicable regulatory agency]") or as determined at any time by [applicable regulatory agency] in its absolute discretion) is below 4% or 8%, respectively or, in each case, such lesser percentage as may be prescribed by [applicable regulatory agency] for DEF at the time (the applicable percentage in each such case being the "Required Percentage"), and is not increased by DEF to at least the Required Percentage, within 90 days after the date on which DEF makes such quarterly report or receives notice from [applicable regulatory agency] of such determination by [applicable regulatory agency], as applicable, in which case the Exchange Date will be the Business Day immediately following the expiration of such 90-day period;

         (v) any change in

               (A) the legal ownership of the securities (other than the Debt Securities) issued by,

               (B) any provision of the constituent documents of (unless such change has been consented to by the record holders of more than 50% of the TrUEPrS or, in the opinion of competent legal counsel selected by the Trust, such change would not have a material adverse effect on the rights of the holders of the TrUEPrS), or

               (C) the business purpose (or, solely with respect to the Jersey Charitable Trust, the powers of the trustees thereof) (as specified in the constituent documents) of, any of the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust or the Jersey Subsidiary, in which case the Exchange Date will be the date on which the change occurs;

         (vi)  any  change  in  the  business   purpose  (as  specified  in  the
     constituent documents) of the Distribution Trust, in which case the Exchange Date will be the date on which the change occurs;

         (vii) the common securities of the Distribution Trust cease to be wholly-owned, directly or indirectly, by DEF or a directly or indirectly wholly-owned subsidiary or branch of DEF, in which case the Exchange Date will be the date on which the common securities of the Distribution Trust cease to be wholly-owned, directly or indirectly, by DEF or a direct or indirect wholly-owned subsidiary or branch of DEF;

         (viii) DEF Borrower ceases to be DEF or a direct or indirect wholly-owned subsidiary or branch of DEF, in which case the Exchange Date will be the date on which such DEF Borrower ceases to be DEF or a direct or indirect wholly-owned subsidiary or branch of DEF;

            (ix) (A) a proceeding  is commenced  by DEF, the U.K.  Company,  the
                 Jersey Holding Company, the Jersey Charitable Trust, the Jersey Subsidiary, the Distribution Trust or the DEF Borrower (each, a "Relevant Entity") or a person that controls the Relevant Entity for an order that the Relevant Entity be wound up or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of the Relevant Entity or all or substantially all of its property, in which case the Exchange Date will be the date on which the proceeding is filed;

            (B) a proceeding is commenced by any other person for an order that a Relevant Entity be wound up or for the appointment of a provisional liquidator, liquidator, administrator, controller or similar official in respect of a Relevant Entity or all or substantially all of its property (unless such proceeding is discontinued or dismissed within 21 days of its having been filed), in which case the Exchange Date will be the Business Day immediately following the expiration of such 21-day period;

            (C) a provisional liquidator, liquidator, administrator, controller or similar official is appointed whether by a court or otherwise in respect of any Relevant Entity or all or substantially all of its property (unless such appointment is revoked or set aside within 21 days of such appointment), in which case the Exchange Date will be the Business Day immediately following the expiration of such 21-day period; or

            (D) the Trust dissolves in accordance with the terms of the Declaration of Trust or for any other reason, in which case the Exchange Date will be the Business Day immediately preceding the effective date of such dissolution; and

         (x) the Collateral Agent fails, at any time, to have a valid first, perfected and enforceable security interest in, and lien on, the Jersey Preference Shares and the ADRs representing the DEF Preference Shares, and any redemption proceeds from any of the foregoing, and such failure is not remedied on or before ten Business Days after written notice of such failure is given to the U.K. Company or the Jersey Subsidiary, as the case may be, by the Collateral Agent as contemplated by the Security and Pledge Agreements, in which case the Exchange Date will be the Business Day immediately following the expiration of such ten-Business Day period.

         Notwithstanding the foregoing, any DEF Borrower may, with the consent of the Distribution Trust, assign its DEF Loan or the Distribution Trust may replace any DEF Loan with another loan, in each case, to DEF or to another directly or indirectly wholly-owned subsidiary or branch of DEF with prospective payment terms identical to, and other terms substantially the same as, those of such DEF Loan, in which case DEF or such other subsidiary or branch and loan will be deemed to be such DEF Borrower and such DEF Loan, respectively, and any such action will not constitute an Exchange Event.

         Total Capital Adequacy Ratio means the total capital adequacy ratio as prescribed by [applicable regulatory agency] in its capital adequacy guidelines for [COUNTRY] banks, as modified from time to time. Tier 1 Capital Ratio means the ratio of Tier 1 capital to risk weighted assets (on a consolidated group basis) prescribed by [applicable regulatory agency] in its capital adequacy guidelines for [COUNTRY] banks, as modified from time to time. Tier 1 capital means capital which is regarded as "tier 1 capital" for the purposes of the capital adequacy guidelines of [applicable regulatory agency].

         The redemption or Buy-Back component of the Exchange Event set forth in clause (i) above is a result of the terms of the DEF Preference Shares, which provide that, with the prior consent of [applicable regulatory agency] (if required) or in the case of a Buy-Back, if no consent is required, with the confirmation that [applicable regulatory agency] has no objection, and in accordance with the terms of issue of the DEF Preference Shares, DEF may, in its absolute discretion, redeem or Buy-Back the DEF Preference Shares for cash (a) prior to the fifth anniversary of the Issue Date, in whole, but only upon the occurrence of certain tax, regulatory or registration events and (b) at any time on or after the fifth anniversary of the Issue Date, in whole or, after an Exchange Date, in whole or in part.

         If the Exchange Event is anything other than a redemption or Buy-Back of the DEF Preference Shares for cash, then the Trust will distribute to holders of the TrUEPrS one ADR per TrUEPrS. If a redemption or Buy-Back of the DEF Preference Shares for cash occurs, then the Trust will distribute to holders of the TrUEPrS cash in the amount of $25 per TrUEPrS, plus the accrued dividends thereon for the current quarterly dividend period. After the occurrence of any such Exchange Event, the Collateral Agent will deliver the ADRs or the cash, as the case may be, to the Administrator and the Administrator, on behalf of the Trust, will (i) in the case of a redemption or Buy-Back of the DEF Preference Shares for cash, distribute the proceeds to the holders of TrUEPrS at the rate of $25 per TrUEPrS then outstanding together with an amount equal to the accrued but unpaid interest on each $25 principal amount of Debt Securities from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date, or (ii) in all other cases, distribute the ADRs to the holders of TrUEPrS at the rate of one ADR per TrUEPrS then outstanding. The distribution described in the preceding sentence will be made to holders of record as of the opening of business on the Exchange Date. The holders of the TrUEPrS will thereafter have no further claims against the Trust and the Administrator will wind up the Trust.

         Dividend distributions on the TrUEPrS will cease to accrue on and after the Exchange Date. In the case of any Exchange Event other than a redemption or Buy-Back of the DEF Preference Shares for cash, no dividend distributions will be payable on the TrUEPrS on the Exchange Date (even if such Exchange Date is a Dividend Payment Date). Instead, non-cumulative dividends will begin to accrue on the DEF Preference Shares from and including the last Interest Payment Date in respect of which interest on the Debt Securities has been paid or provided for in full. Accordingly, the dividends for any quarterly dividend period ending on or after the Exchange Date will be payable as dividends on the DEF Preference Shares and in accordance with the terms of the DEF Preference Shares.

INTERVENINg VEHICLES

         The U.K. Company. The U.K. Company is a special purpose unlimited company incorporated under the laws of England and Wales, and domiciled in the United Kingdom. The U.K. Company is wholly-owned by a special purpose company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Holding Company"), which holds all of the U.K. Company's ordinary shares. These ordinary shares will be the only capital stock of the U.K. Company. The ordinary shares of the Jersey Holding Company will be the only capital stock of the Jersey Holding Company and are held by a charitable trust established under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Charitable Trust").

         The U.K. Company was established for the purpose of, among other things, issuing the Debt Securities to the Trust and investing the proceeds thereof in the Jersey Preference Shares. The U.K. Company will elect to be treated as a partnership for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

         The U.K. Company will have at least two directors and an independent auditor. The Memorandum and Articles of Association of the U.K. Company will prohibit it from taking any action that would have a material adverse effect on the rights of the holders of the TrUEPrS. There will be no annual shareholder meetings. There will be one directors' meeting each year at which the director(s) will nominate directors, if necessary, and approve the annual accounts. The U.K. Company will also appoint a paying agent located in The City of New York to receive Income Entitlements from the Distribution Trust, to make payments on the Debt Securities to the Trust and to meet the ongoing costs and expenses of various entities as described below.

         The Jersey Subsidiary. The Jersey Subsidiary is a special purpose company incorporated with limited liability under the laws of, and domiciled in, Jersey, Channel Islands. The Jersey Holding Company and the U.K. Company will own 51% and 49%, respectively, of the ordinary shares of the Jersey Subsidiary, unless an Exchange Event (other than a redemption or Buy-Back of the DEF Preference Shares for cash if the Dollar Value on the Exchange Date is equal to or less than the Dollar Value on every date on which the DEF Preference Shares are originally issued) occurs, in which case, the U.K. Company will sell all the ordinary shares it owns in the Jersey Subsidiary to the Jersey Holding Company immediately prior to the redemption of the Jersey Preference Shares. The Jersey Subsidiary was established for the purpose of, among other things, issuing the Jersey Preference Shares and investing the proceeds thereof in the ADRs. The
Jersey Subsidiary will elect to be treated as a partnership for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

         The Jersey Subsidiary will be managed by a Board of Directors and have an independent auditor. The Memorandum and the Articles of Association of the Jersey Subsidiary will prohibit the Board of Directors from taking any action that would have a material adverse effect on the rights of the holders of the TrUEPrS. There will be no annual shareholder meetings. There will be one directors' meeting each year at which the director(s) will nominate directors, if necessary, and approve the annual accounts.

         The Distribution Trust. The Distribution Trust is a business trust established under the laws of the State of Delaware. The Distribution Trust will operate in accordance with the distribution trust agreement that establishes its terms; the U.K. Company will have no right to cause any variation of such terms. The Distribution Trust will elect to be disregarded as an entity that is separate from its owner (i.e., the holder of the common securities of the Distribution Trust) for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

         The administration of the Distribution Trust will be overseen by the trustees thereof.

         On the Issue Date, DEF will use the proceeds from the issuance of the DEF Preference Shares to make a capital contribution of $____________ (or $_______________ if the Underwriters exercise their over-allotment option in full) to the Distribution Trust and the Distribution Trust will use the capital contribution to make the DEF Loan to the DEF Borrower. The DEF Loan will mature five years after the maturity date of the Debt Securities on ____________, 2047. The DEF Loan will be the only asset, and interest thereon will be the only source of revenue, of the Distribution Trust. Interest on the DEF Loan will accrue from the date on which such loan is made and be due and payable on each Interest Payment Date at the rate of _____% per annum. The interest paid on the DEF Loan will be used by the Distribution Trust to pay the Income Entitlements to the U.K. Company. The interest rate represents the sum of __% (the interest rate on the Debt Securities, which equals the dividend rate on the TrUEPrS) and a spread of ____%. The spread is designed to enable the U.K. Company to pay (a) its ongoing costs and expenses and those of the Jersey Subsidiary, (b) dividends to the Jersey Holding Company in an amount sufficient to enable it to pay its expenses and those of the Jersey Charitable Trust, the Collateral Agent and (pursuant to the Trust Expense Agreement (as defined herein)) the Trust and (c) the indemnity fee payable to [NAME], an affiliate of DEF (the "DEF Affiliate").

         On and after an Exchange Date, the U.K. Company will cease to be an income beneficiary of the Distribution Trust and [NAME], an affiliate of DEF, will receive all the Income Entitlements of the Distribution Trust thereafter; provided, however, if the Exchange Event is the cash redemption or Buy-Back of the DEF Preference Shares, the U.K. Company will be entitled to receive an Income Entitlement equal to the accrued but unpaid interest on the Debt
Securities for the period from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date. In the event an Income Entitlement is not paid for any reason, an Exchange Event will occur because the U.K. Company will have insufficient funds to pay interest on the Debt Securities.

         Under the terms of the Distribution Trust, other than in connection with a redemption or Buy-Back of DEF Preference Shares for cash, no Income Entitlement shall be paid or payable to the U.K. Company on any Interest Payment Date if (i) an Exchange Event has occurred on or prior to such Interest Payment Date, (ii) the amount of Income Entitlement payable on such date, together with the aggregate amount of dividends paid on or before such date during the then current fiscal year of DEF on any preference shares or ordinary shares of DEF, would exceed DEF's earnings during the prior fiscal year or (iii) the payment of such Income Entitlement would be prohibited or limited by applicable law, regulation or order or by any instrument or agreement to which DEF is subject (collectively, the "Payment Prohibitions"). In the event a Payment Prohibition exists or will exist on any Interest Payment Date, DEF will notify the Administrator no later than the third Business Day prior to such date.

TRUST DISSOLUTION

         The Trust will dissolve as soon as possible after the exchange of the TrUEPrS for ADRs or cash, as the case may be, upon the occurrence of an Exchange Event.

                             INVESTMENT RESTRICTIONS

         The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than (a) the Debt Securities and any distributions thereon, (b) the Jersey Preference Shares, if applicable, and
(c) if applicable, the ADRs to be purchased pursuant to the ADRs Purchase Contract; issue any securities or instruments except for the TrUEPrS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has adopted a fundamental policy (a) to invest 100% of its portfolio in the Debt Securities and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust, other than in connection with a mandatory redemption thereof as a result of an Exchange Event, and (b) to enter into the ADRs Purchase Contract and not to dispose of the ADRs Purchase Contract during the term of the Trust.

         Because of the foregoing limitations, the Trust's investments will be concentrated initially in the financial services industry, which is the industry in which DEF currently operates. However, to the extent that in the future DEF diversifies its operations into one or more other industries, the Trust's investments will be less concentrated in the financial services industry.

                           DESCRIPTION OF THE TRUEPRS

         Each TrUEPrS represents a proportionate share of beneficial interest in the assets of the Trust. A total of _______________ TrUEPrS will be issued in the Offering, assuming no exercise of the Underwriters' over-allotment option, and excluding 4,000 TrUEPrS issued to ML IBK Positions, Inc. in accordance with the requirements of the Investment Company Act. Upon liquidation of the Trust, holders of TrUEPrS are entitled to share pro rata based on the number of TrUEPrS outstanding in the net assets of the Trust available for distribution. Holders of TrUEPrS have no preemptive, redemption or conversion rights. The TrUEPrS, when issued and outstanding, will be fully paid and nonassessable.

VOTING RIGHTS

         Holders are entitled to one vote for each TrUEPrS on all matters to be voted on by holders and are not able to cumulate their votes in the election of Trustees. The Trust intends to hold annual meetings as required by the rules of the NYSE. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding TrUEPrS, to remove a Trustee. The Trustees will call a meeting of holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the TrUEPrS or to vote on other matters upon the written request of the record holders of more than 50% of the TrUEPrS (unless substantially the same matter was voted on during the preceding 12 months).

         Pursuant to the ADRs Security and Pledge Agreement and the ADR deposit agreement, each TrUEPrS will entitle the holder thereof to direct the exercise of the voting rights attaching to one ADR and four DEF Preference Shares. The holders of the DEF Preference Shares will be entitled to vote together with the holders of ordinary shares of DEF, on the basis of one vote per DEF Preference Share on any poll, (a) in all cases, with respect to certain matters specified below and (b) during a Special Voting Period, with respect to all matters on which the holders of the ordinary shares of DEF are entitled to vote. The matters referred to in clause (a) of the preceding sentence upon which the holders of DEF Preference Shares will have a right to vote, together with the holders of ordinary shares of DEF, are: any proposal to reduce the share capital of DEF; any resolution to approve the terms of a share buy-back arrangement; any proposal that affects the rights attached to the DEF Preference Shares; any proposal to wind up DEF; any proposal for the disposal of the whole of the property, business and undertaking of DEF; and any matter during the winding up of DEF. In addition, the holders of the DEF Preference Shares will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the DEF Preference Shares. Pursuant to the ADRs Security and Pledge Agreement, as long as the ADRs are held by the Jersey Subsidiary, the Jersey Subsidiary will, or will cause the Collateral Agent to, direct the ADR depositary to vote the DEF Preference Shares as directed by the holders of the TrUEPrS.

         Merrill Lynch, Pierce, Fenner & Smith Incorporated has applied to the Commission for an exemptive order that would, if issued, among other things, permit other investment companies and companies excepted from the definition of investment company under Sections 3(c)(1) and 3(c)(7) of the Investment Company Act to own more than 3% of the total outstanding TrUEPrS. Under the Declaration of Trust, however, any such company owning TrUEPrS in excess of the limits imposed by Sections 12(d)(1)(A)(i) and 12(d)(1)(C) of the Investment Company Act must vote their TrUEPrS in proportion to the vote of all other holders of TrUEPrS that are not such companies. There is no assurance that the application for an exemptive order will be granted by the Commission.

         Modifications and amendments of the terms of the TrUEPrS, the Debt Securities, the ADRs Purchase Contract and the Jersey Preference Shares may be made with the consent of not less than a majority of the holders of the TrUEPrS; provided that, no such modification or amendment may, without the consent of 100% of the holders of the TrUEPrS, change the amount or timing of any dividend on the TrUEPrS, the amount or timing of interest payments on the Debt Securities, the liquidation preference of the Jersey Preference Shares, the redemption amount of the Debt Securities and the Jersey Preference Shares, the purchase price for or the number of ADRs deliverable pursuant to the ADRs Purchase Contract or otherwise adversely affect the foregoing terms or cause an Exchange Event to occur. Modifications and amendments may be made without the consent of any holder of the TrUEPrS to cure any ambiguity, defect or inconsistency in the Declaration of Trust or any instrument defining the terms of the TrUEPrS, the Debt Securities and the Jersey Preference Shares or the ADRs Purchase Contract, provided that, such action will not adversely affect in any material respect the rights of the holders of the TrUEPrS or cause an Exchange Event to occur.

RESTRICTIONS ON OWNeRSHIP AND TRANSFER

         Generally, under the [COUNTRY] Corporations Law, the concept of voting share does not include certain types of preference shares with limited voting rights. Because holders of the DEF Preference Shares have been conferred a right to vote following a missed dividend, the DEF Preference Shares will be treated as voting shares for relevant purposes. Therefore, a person with an entitlement to DEF Preference Shares, including holders of TrUEPrS, should consider this entitlement with any entitlement to other voting shares in DEF in the context of the regulatory thresholds summarized below and seek appropriate legal advice.

         In summary, under the [COUNTRY] Corporations Law, a person or group of persons cannot acquire voting shares in a public company if that person or group of persons or another person would then be "entitled" (which is defined very broadly) to more than 20% of the voting shares in DEF unless those shares are acquired in a manner specifically permitted by law. This restriction also limits the options available to a shareholder wanting to sell a shareholding of more than 20% in an [COUNTRY] public company. The [COUNTRY] Corporations Law also imposes certain substantial shareholding disclosure obligations on persons who are or become "entitled" to 5% or more of the voting shares in a company listed on the [COUNTRY] Stock Exchange, such as DEF.

BOOK-ENTRY SYSTEM

         The TrUEPrS will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depository and registered in the name of a nominee of the Depository.

         The Depository has advised the Trust and the  Underwriters  as follows:
The Depository is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended. The Depository was created to hold securities of persons who have accounts with the Depository ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depository's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

         Upon the issuance of a Global Security, the Depository or its nominee will credit the respective TrUEPrS represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depository or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

         So long as the Depository for a Global Security, or its nominee, is the registered owner of such Global Security, such Depository or such nominee, as the case may be, will be considered the sole owner or holder of the TrUEPrS. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the TrUEPrS registered in their names and will not receive or be entitled to receive physical delivery of the TrUEPrS in definitive form and will not be considered the owners or holders thereof.

         Delivery of ADRs or payment of amounts or delivery of other consideration deliverable on exchange of, and any quarterly distributions on, TrUEPrS registered in the name of or held by the Depository or its nominee will be made to the Depository or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Administrator, the Paying Agent or the Custodian for the TrUEPrS will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

         The Trust expects that the Depository, upon receipt of any payment in respect of a Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in such Global Security as shown on the records of the Depository. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers registered in "street name", and will be the responsibility of such participants.

         A Global Security may not be transferred except as a whole by the Depository to a nominee or a successor of the Depository. If the Depository is at any time unwilling or unable to continue as depository and a successor depository is not appointed by the Trust within ninety days, the Trust will issue TrUEPrS in definitive registered form in exchange for the Global Security representing such TrUEPrS. In addition, the Trust may at any time and in its sole discretion determine not to have any TrUEPrS represented by one or more Global Securities and, in such extent, will issue TrUEPrS in definitive form in exchange for all of the Global Securities representing the TrUEPrS. Further, if the Trust so specifies with respect to the TrUEPrS, an owner of a beneficial interest in a Global Security representing TrUEPrS may, on terms acceptable to the Trust and the Depository for such Global Security, receive TrUEPrS in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of TrUEPrS represented by such Global Security equal in number to that represented by such beneficial interest and to have such TrUEPrS registered in its name.

                                    TRUSTEES

         The Trustees of the Trust consist of three individuals, none of whom is an "interested person" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

The Trustees of the Trust are:

                                                                                             Principal Occupation
Name, Age and Address                                               Title                    During Past Five Years
----------------------                                             --------                  -----------------------

Donald J. Puglisi, 53.......................................        Managing Trustee           Professor of Finance
Department of Finance                                                                          University of Delaware
University of Delaware
Newark, DE 19716

William R. Latham III, 54...................................        Trustee                    Professor of Economics
Department of Economics                                                                        University of Delaware
University of Delaware
Newark, DE 19716

James B. O'Neill, 59........................................        Trustee                    Professor of Economics
Center for Economic                                                                            University of Delaware
Education & Entrepreneurship
University of Delaware
Newark, DE 19716


COMPENSATION OF TRUSTEES

         The annual fees and anticipated out-of-pocket expenses of each unaffiliated Trustee and any additional fees of the Trust's Managing Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement (the "Trust Expense Agreement") between it and The Bank of New York, as the Administrator, Custodian and Paying Agent of the Trust. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

                             MANAGEMENT ARRANGEMENTS

PORTFOLIO MANAGEMENT AND ADMINISTRATION

         The Trust will be internally managed and will not have an investment adviser. Prior to the Exchange Date, the Trust's portfolio will consist only of
(a) $________________ aggregate principal amount of Debt Securities ($_______________ aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon, and (b) the ADRs Purchase Contract. The Trust's portfolio will not be actively managed. The Trustees of the Trust will authorize the purchase of the Debt Securities as directed by the Declaration of Trust. It is a fundamental policy of the Trust that the Debt Securities may not be disposed of during the term of the Trust other than in connection with a mandatory redemption thereof as a result of an Exchange Event, and that the ADRs Purchase Contract not be disposed of during the term of the Trust.

         The Trust will pay all expenses incurred in the Trust's formation and other initial expenses and expenses relating to the Offering out of the facility fee to be paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust such as accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Administrator, the Custodian and the Paying Agent, fees and expenses of Trustees, accounting costs, brokerage costs, litigation, mailing and other expenses properly payable by the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Subject to the satisfaction of certain conditions, any operating expenses of the Trust not covered by the Trust's arrangements with the Jersey Holding Company will be paid by the DEF Affiliate pursuant to an expense and indemnity agreement (the "Expense and Indemnity Agreement") among it, the U.K. Company, the Trust, the Jersey Holding Company, the Jersey Subsidiary and the Jersey Charitable Trust. See "--Estimated Expenses."

         Administrator. The day-to-day affairs of the Trust will be managed by The Bank of New York, as the Administrator pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) pay, or cause to be paid, all expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on TrUEPrS as described herein; (iv) cause the legal and other professional advisors engaged by it to prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents for the Trust, and keep all books and records for the Trust; (v) at the direction of the Trustees, and upon being furnished with reasonable security and indemnity as the Administrator may require, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make, or cause to be made, all necessary arrangements with respect to meetings of Trustees and any meetings of holders of TrUEPrS. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with the occurrence of an Exchange Event).

         The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

         Except for its roles as Administrator, Custodian and Paying Agent of the Trust, and except for its role as Collateral Agent and securities intermediary under the Security and Pledge Agreements, as paying and transfer agent for the Debt Securities and the DEF Preference Shares, and as depositary for the ADRs, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

         The address of the Administrator is 101 Barclay Street, New York, New York 10286.

CUSTODIAN

         The Trust's custodian (the "Custodian") is The Bank of New York pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. The Custodian will also act as Collateral Agent under the Security and Pledge Agreements, under which it will hold a perfected security interest in the ADRs, the Jersey Preference Shares or other assets consistent with the terms of the securities pledged thereunder on behalf of the Trust, and as depositary for the ADRs.

PAYING AGENT

         The paying agent, transfer agent and registrar (the "Paying Agent") for the TrUEPrS is The Bank of New York pursuant to a paying agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

         The Trust will, to the fullest extent permitted by applicable law, indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss which it may incur in acting as Trustee, Administrator, Paying Agent or Custodian, as the case may be, and any reasonable expense incurred in connection with any such claim, liability or loss (including the reasonable costs and expenses of the defense against any claim or liability) except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties. Subject to the satisfaction of certain conditions, pursuant to the Expense and Indemnity Agreement, the DEF Affiliate will reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian.

ESTIMATED EXPENSES

         Organization costs of the Trust in the amount of $__________ and estimated costs of the Trust in connection with the initial registration of the TrUEPrS and the Offering in the amount of approximately $____________ will be paid by the Trust out of the facility fee to be paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Subject to the satisfaction of certain conditions, any operating expenses of the Trust not covered by the Trust's arrangements with the Jersey Holding Company will be paid by the DEF Affiliate pursuant to the Expense and Indemnity Agreement.

                           DIVIDENDS AND DISTRIBUTIONS

         The Trust intends to distribute to holders dividend distributions in an amount equal to $_______ per TrUEPrS per annum, payable quarterly in arrears in an amount equal to $_______ per TrUEPrS on each Dividend Payment Date to holders of record on the immediately preceding Record Date. The first distribution in respect of the period from and including the Issue Date to but excluding _____________, 1999 will equal $__________ per TrUEPrS.

         Dividend payments on the TrUEPrS will be made from the interest payments received by the Trust on the Debt Securities. Interest payments on the Debt Securities will be made by the U.K. Company only to the extent that it receives Income Entitlements as the income beneficiary of the Distribution Trust. The U.K. Company's right to receive Income Entitlements will not represent an absolute ownership interest in the Distribution Trust or the income thereof, but rather an entitlement to receive Income Entitlements only to the extent actually distributed to the U.K. Company by the Distribution Trust; if any Income Entitlement payable on any Interest Payment Date is not paid to the U.K. Company or at its direction on such date for any reason, the Distribution Trust will have no further obligation to pay such Income Entitlement to the U.K. Company and the U.K. Company will have no right to require such payment. See "Investment Objective and Policies-Intervening Vehicles." In the event an Income Entitlement is not paid for any reason, an Exchange Event will occur because the U.K. Company will have insufficient funds to pay interest on the Debt Securities.

         On and after the Exchange Date, the U.K. Company will cease to be the income beneficiary of the Distribution Trust and [NAME], an affiliate of DEF, will receive all the Income Entitlements of the Distribution Trust thereafter; provided, however, if the Exchange Event is the cash redemption or Buy-Back of the DEF Preference Shares, the U.K. Company will be entitled to receive an Income Entitlement equal to the accrued but unpaid interest on the Debt
Securities for the period from and including the Interest Payment Date immediately preceding the Exchange Date to but excluding the Exchange Date.

On each Interest Payment Date,

         (i) the DEF Borrower will make an interest payment on the DEF Loan to the Distribution Trust; (ii) if no Payment Prohibition exists, the Distribution Trust will distribute such interest payment as an Income Entitlement to the U.K. Company; and (iii) the U.K. Company will pay

              (a) interest on the Debt Securities to the Trust,

              (b) ongoing costs and expenses of the U.K. Company and the Jersey Subsidiary,

              (c) quarterly dividend payments on the U.K. Company's voting shares to the Jersey Holding Company, which dividends will be used by the Jersey Holding Company to pay ongoing expenses of the Jersey Holding Company, the Jersey Charitable Trust, the Collateral Agent and (pursuant to the Trust Expense Agreement) the Trust and

              (d) an indemnity fee payable to the DEF Affiliate.

On such Interest Payment Date (which will also be a Dividend Payment Date), the Administrator of the Trust will use all the interest received by the Trust on the Debt Securities to pay dividends on the TrUEPrS.

         Dividend distributions on the TrUEPrS will cease to accrue on and after the Exchange Date. In the case of any Exchange Event other than a redemption or Buy-Back of the DEF Preference Shares for cash, no dividend distributions will be payable on the TrUEPrS on the Exchange Date (even if such Exchange Date is a Dividend Payment Date). Instead, non-cumulative dividends will begin to accrue on the DEF Preference Shares from and including the last Interest Payment Date in respect of which interest on the Debt Securities has been paid or provided for in full. Accordingly, the dividends for any quarterly dividend periods ending on or after the Exchange Date will be payable only as dividends on the DEF Preference Shares and only in accordance with the terms of the DEF Preference Shares.

                                 NET ASSET VALUE

         The net asset value of the TrUEPrS will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of TrUEPrS outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to holders and at such other times as the Trustees may determine. The value of (a) the Debt Securities and (b) the ADRs Purchase Contract held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them.

                                    TAXATION

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

         The following summary of certain United States Federal income tax consequences of the purchase, ownership and disposition of TrUEPrS is based upon the advice of Sullivan & Cromwell, counsel to DEF. The summary addresses only the tax consequences to persons that acquire TrUEPrS in connection with the Offering and hold the TrUEPrS as a capital asset. It does not address all tax consequences of the ownership of TrUEPrS and does not take into account the specific circumstance of investors such as tax-exempt entities, banks, certain insurance companies, broker dealers, traders in securities that elect to mark to market, investors liable for the alternative minimum tax, investors that hold TrUEPrS as part of a straddle or hedging or conversion transaction or investors whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended, its legislative history, existing and proposed regulations thereunder, published rulings and court decisions as well as the income tax treaty between the United States and [COUNTRY] (the "Treaty") all of which are subject to change possibly with retroactive effect.

         PROSPECTIVE  INVESTORS  ARE  ADVISED  TO  CONSULT  WITH  THEIR  OWN TAX
ADVISORS AS TO THE UNITED STATES FEDERAL INCOME TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSITION OF TrUEPrS, AS WELL AS THE EFFECT OF ANY STATE, LOCAL OR FOREIGN TAX LAWS.

U.S. Holders

         A "U.S. Holder" is any beneficial owner of TrUEPrS that is (i) a citizen or resident of the United States, (ii) a domestic corporation, (iii) an estate the income of which is subject to United States Federal income tax without regard to its source, or (iv) a trust if a court within the United States is able to exercise primary supervision over administration of the trust and one or more United States persons have authority to control all substantial decisions of the trust. A "Non-U.S. Holder" is any beneficial owner that is not a United States person for United States Federal income tax purposes.

         Classification of the Trust and the Debt Securities and Distributions on TrUEPrS. For United States federal income tax purposes the Trust will be classified as a grantor trust and not as an association taxable as a corporation, and the Debt Securities held by the Trust will be treated as equity in DEF. Accordingly, for United States Federal income tax purposes, each U.S. Holder generally will be treated as owning equity of DEF and will be required to include in income, as a dividend, the holder's share of the gross amount of the interest paid to the Trust on the Debt Securities to the extent of the current and accumulated earnings and profits (as determined for United States Federal income tax purposes) of DEF. For foreign tax credit limitation purposes the payments will be income from sources without the United States, but generally will be treated separately, together with the other items of "passive income" (or in the case of certain holders, "financial services income").

         Sale of the TrUEPrS. Upon a sale or other disposition of the TrUEPrS (including generally the receipt of a distribution of cash in redemption of all of a U.S. Holder's TrUEPrS), a U.S. Holder will recognize gain or loss in an amount equal to the difference between the amount realized and the U.S. Holder's adjusted tax basis. Generally, such gain or loss will be capital gain or loss and will be long-term capital gain or loss if the U.S. Holder's holding period exceeds one year. Any such gain will be income from sources within the United States for foreign tax credit limitation purposes.

         Consequences of an Exchange Event. As described above under "Investment Objective and Policies-Exchange Event" upon the occurrence of an Exchange Event, the Trust will distribute ADRs or, under certain circumstances, cash to holders of TrUEPrS in exchange for their TrUEPrS and in liquidation of the Trust. A U.S. Holder's exchange of TrUEPrS for ADRs generally will not be a taxable event for United States Federal income tax purposes. A U.S. Holder's basis in the ADRs received upon exchange will generally be the same as the U.S. Holder's basis in the property exchanged therefor and such holder's holding period in the ADRs would include their holding period in such property.

         Upon the occurrence of certain Exchange Events, holders of the TrUEPrS may receive cash. For U.S. federal income tax purposes such receipt of cash would constitute a taxable disposition of the TrUEPrS and a U.S. Holder would generally recognize gain or loss in the same manner if there had been a sale or disposition as described under "-Sale of the TrUEPrS" above. Amounts representing accrued but unpaid interest on the Debt Securities will be treated as a distribution on TrUEPrS as discussed under "-Classification of the Trust and the Debt Securities and Distributions on TrUEPrS" above.

ADRs Received in an Exchange Event

         Distributions on the ADRs. U.S. Holders will include in gross income the gross amount of any dividend paid including Additional Amounts (as defined and described in the accompanying prospectus of DEF), if any, before reduction for [COUNTRY] withholding taxes by DEF, out of its current or accumulated earnings and profits (as determined for U.S. federal income tax purposes) as ordinary income when the dividend is actually or constructively received by the U.S. Holder. The dividend will not be eligible for the dividends received deduction generally allowed to United States corporations in respect of dividends received from other United States corporations.

         Subject to certain limitations, the [COUNTRY] tax withheld, if any, in accordance with the Treaty and paid over to [COUNTRY] will be creditable against the U.S. Holder's United States federal income tax liability. For foreign tax credit limitation purposes, the dividend will be income from sources without the United States, but generally will be treated separately, together with the other items of "passive income" (or in the case of certain holders "financial services income").

         Sale or Other Disposition of ADRs. A U.S. Holder will recognize gain or loss for U.S. federal income tax purposes upon the sale or other disposition of ADRs in an amount equal to the difference between the U.S. dollar value of the amount realized and the U.S. Holder's adjusted tax basis (determined in U.S. dollars) in the ADRs. Generally, such gain will be capital gain or loss, will be long-term capital gain or loss if the U.S. Holder's holding period for the ADRs exceeds one year and any such gain will be income from sources within the United States for foreign tax credit limitation purposes.

PFIC Considerations

         DEF does not believe that it will be treated as a passive foreign investment company (a "PFIC") for United States Federal income tax purposes but that is a factual determination made annually and therefore may be subject to change. Because a U.S. Holder of TrUEPrS will be treated as owning an equity interest in DEF for United States Federal income tax purposes, if DEF were a PFIC a U.S. Holder of TrUEPrS as well as a holder of ADRs would be subject to certain adverse tax consequences.

Non-U.S. Holders

         Distributions on the TrUEPrS and ADRs. Distributions to a Non-U.S. Holder will not be subject to United States Federal income tax unless such distributions are effectively connected with the conduct of a trade or business within the United States by such Non-U.S. Holder (and are attributable to a permanent establishment maintained in the United States by such Non-U.S. Holder, if an applicable income tax treaty so requires as a condition for such Non-U.S. Holder to be subject to United States taxation on a net income basis in respect of income from TrUEPrS or ADRs), in which case such Non-U.S. Holder generally will be subject to tax in respect of distributions in the same manner as a U.S. Holder. Any such effectively connected distributions received by a non-U.S. corporation may also, under certain circumstances, be subject to an "additional branch profits" tax at a 30% rate of such lower rate as may be specified by an applicable income tax treaty.

         Sale or Disposition of the TrUEPrS and ADRs. A Non-U.S. Holder will not be subject to United States Federal income tax in respect of gain recognized on a sale or other disposition of TrUEPrS or ADRs unless (i) the gain is effectively connected with a trade or business of the Non-U.S. Holder in the United States (and is attributable to a permanent establishment maintained in the United States by such Non-U.S. Holder, if an applicable income tax treaty so requires as a condition for such Non-U.S. Holder to be subject to United States taxation on a net income basis in respect of gain from the sale or other disposition of the TrUEPrS or ADRs) or (ii) in the case of a Non-U.S. Holder who is an individual, such holder is present in the United States for 183 or more days in the taxable year of the sale and certain other conditions apply. Effectively connected gains realized by a corporate Non-U.S. Holder may also, under certain circumstances, be subject to an additional "branch profits" tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty.

Information Reporting and Backup Withholding Tax

         In general, information reporting requirements will apply to payments of dividends made within the United States by the Trust or any of its paying agents on the TrUEPrS or, in the case of ADRs, by a U.S. paying agent or other U.S. intermediary and "backup withholding" at a rate of 31% will apply to such payments made to a U.S. Holder (other than a corporation or other exempt U.S. Holder) unless the U.S. Holder furnishes its taxpayer identification number in the manner required by United States law and applicable regulations, certifies that such number is correct, certifies as to no loss or exemption from backup withholding and meets certain other conditions. A Non-U.S. Holder will be exempt from back-up withholding provided that certain certification requirements are satisfied.

         Payment of the proceeds from the disposition of TrUEPrS or ADRs to or through the United States office of a broker is subject to both information reporting and backup withholding unless the holder establishes an exemption from information reporting and backup withholding. United States information reporting and backup withholding generally will not apply to a payment made outside the United States of the proceeds of a sale of TrUEPrS or ADRs through an office outside the United States of a non-United States broker. However, United States information reporting will apply to a payment made outside the United States of the proceeds of a sale of TrUEPrS or ADRs through an office outside the United States of a broker (i) that is a United States person, (ii) that derives 50% or more of its gross income for a specified three year period from the conduct of a trade or business in the United States, (iii) that is a "controlled foreign corporation" as to the United States, or (iv) with respect to payments made after December 31, 1999, that is a foreign partnership if, at any time during its tax year, one or more of its partners are U.S. persons (as defined in U.S. Treasury Regulations) who in the aggregate hold more than 50% of the income or capital interest in the partnership or if, at any time during its tax year, such foreign partnership is engaged in a United States trade or business, unless the broker has documentary evidence in its files that the holder or beneficial owner is not a United States person or the holder or beneficial owner otherwise establishes an exemption. Backup withholding will not apply to such payments unless the broker has actual knowledge that the payee is a U.S. person. Any amounts withheld from a holder under the backup withholding rules will be allowed as a refund or a credit against such holder's United States federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

CERTAIN [COUNTRY] TAX CONSIDERATIONS

         The taxation discussion below of certain [COUNTRY] tax consequences is based on the advice of PricewaterhouseCoopers Securities Limited, [COUNTRY] and outlines certain [COUNTRY] tax considerations for U.S. holders in relation to the purchase, ownership and disposition of the TrUEPrS and the acquisition, ownership and disposition of the DEF Preference Shares represented by the ADRs. The discussion is intended only as a descriptive summary and does not purport to be a complete technical analysis or listing of all potential [COUNTRY] tax effects. This discussion is based upon laws, regulations, rulings and decisions now in effect and is subject to changes in [COUNTRY] law, including in any double taxation convention between [COUNTRY] and the United States (the
"Treaty"), including retroactive changes in effective dates, or possible differing interpretations.

         Persons considering the purchase of the TrUEPrS should consult their own tax advisors concerning the application of [COUNTRY]'s tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of TrUEPrS or the DEF Preference Shares represented by the ADRs arising under the laws of any other taxing jurisdiction.

         The Trust would not be treated as a resident of [COUNTRY] for [COUNTRY] income tax purposes. As it is not in receipt of [COUNTRY] source income it will not be subject to [COUNTRY] tax on income earned. Therefore, quarterly distributions by the Trust to non-[COUNTRY] resident holders of TrUEPrS will not be subject to [COUNTRY] tax whether by withholding or otherwise.

         Upon an Exchange Event, the Trust will acquire ADRs and then immediately deliver the ADRs to the holders of TrUEPrS. There should be no [COUNTRY] tax consequences to the Trust of the delivery of the ADRs to holders of TrUEPrS.

         Alternatively, upon an Exchange Event, the Trust may receive cash repayment of principal and interest due on the Debt Securities. No [COUNTRY] tax will be payable by the Trust on such receipts.

         The sale of TrUEPrS or the DEF Preference Shares represented by the ADRs may generate assessable income to certain U.S. holders, such as banks, insurance companies and other persons or institutions in the business of investment. The provisions of the Treaty, however, are designed to ensure that this income, less all allowable deductions, is subject to [COUNTRY] tax only if the U.S. holder who is a U.S. resident carries on business in [COUNTRY] through a permanent establishment and the income earned is effectively connected with that permanent establishment.

         The sale of TrUEPrS or ADRs by a U.S. holder will not generate a net capital gain and therefore will not be subject to [COUNTRY] capital gains tax unless:

o        the  DEF  Preference   Shares  are  held  by  U.S.   citizens  or  U.S.
         corporations who are residents of [COUNTRY];

o the U.S. holder is a non-[COUNTRY] resident but the U.S. holder and the U.S. holder's associates together beneficially hold or at any time during the five years prior to the sale held shares or interests in shares representing ten percent or more in value of the issued capital of DEF; or

o the U.S. holder is a non-[COUNTRY] resident but has at any time used the TrUEPrS or ADRs in carrying on trade or business through a permanent establishment in [COUNTRY].

         and the consideration received for the TrUEPrS or the ADRs, (or their market value, if the disposition is not at arm's length or for no consideration) exceeds the U.S. holder's cost base in the TrUEPrS or the ADRs after that cost base is adjusted, where appropriate, for the effect of inflation.

         The [COUNTRY] income tax rate on capital gains is the same as the ordinary income tax rate applicable to the relevant taxpayer, subject to capital gains tax averaging where applicable. In the case of companies this rate is presently 36%.

         An individual who is a U.S. holder will be a resident of [COUNTRY] if, for example, that person:

o is domiciled in [COUNTRY], unless the person's permanent place of abode is outside [COUNTRY]; or

o has been in [COUNTRY] for 183 days or more in a year of income unless that person has a usual place of abode outside [COUNTRY] and does not intend to take up residence in [COUNTRY].

         However, if that individual would be a resident of the United States for the purposes of U.S. law, the Treaty allocates residence for the purposes of the Treaty solely to the country in which the person maintains a permanent home (or habitual abode) or with which the person has closer personal and economic ties.

         A corporation who is a U.S. holder will be a resident of [COUNTRY] if it is incorporated in [COUNTRY] or if it carries on business in [COUNTRY] and has either its central management and control in [COUNTRY] or its voting power controlled by shareholders who are residents of [COUNTRY].

         Where the U.S. holder acquires ADRs on the Exchange Date, there may be [COUNTRY] tax consequences in relation to dividends paid by that [COUNTRY] listed corporation. Dividends paid by DEF may be paid as franked or unfranked dividends. [COUNTRY] corporations are required to provide shareholders with notices detailing the extent to which the dividend is franked or unfranked and the deductions (if any) of dividend withholding tax. Broadly, to the extent to which those dividends are paid out of profits which have been subject to [COUNTRY] company income tax, they will be franked dividends. Fully franked dividends paid to a non-resident will be exempt from [COUNTRY] dividend withholding tax. Unfranked or partially franked dividends will be subject to [COUNTRY] dividend withholding tax to the extent to which the dividend is unfranked, unless a specific exemption is available.

         The interaction of [COUNTRY] income tax law and the Treaty limits the [COUNTRY] dividend withholding tax on unfranked or partially franked dividends paid to a U.S. resident who is beneficially entitled to the dividend to 15 percent of the unfranked part of the gross dividend. However, where the U.S. resident carries on business in [COUNTRY] through a permanent establishment or performs independent personal services from a fixed base in [COUNTRY] and the holding is effectively connected with the permanent establishment or fixed base, the 15 percent limit should not apply and a dividend withholding tax at the rate of 30 percent should apply in respect of such dividends in such circumstances. However, under [COUNTRY] law an [COUNTRY] payer of dividends to a U.S. resident in such circumstances is only obliged to withhold at the rate of 15 percent and, as a matter of policy, the [COUNTRY] Taxation Office does not seek to collect any further withholding tax.

         Subject to certain conditions, the terms of the DEF Preference Shares provide for holders to be grossed-up for [COUNTRY] withholding tax on payments on the DEF Preference Shares being dividends or amounts deemed to be dividends for [COUNTRY] tax purposes.

         No stamp, issue, registration or similar taxes are payable in [COUNTRY] in connection with the issue of TrUEPrS by the Trust or of ADRs. Transfers of DEF Preference Shares by U.S. holders would be subject to stamp duty.

         There are no specific estate, inheritance or gift taxes or duties imposed in [COUNTRY]. In practice, no Revenue Authority in any State or Territory of [COUNTRY] should seek to recover stamp duty on any transfer of or agreement to transfer ADRs provided that the instruments are not executed and the purchaser of the ADRs is not resident in [COUNTRY].

                                  UNDERWRITING

         Subject to the terms and conditions set forth in a purchase agreement (the "Purchase Agreement"), the Trust has agreed to sell to each of the underwriters named below (the "Underwriters"), and each of the Underwriters, for whom Merrill Lynch, Pierce, Fenner & Smith Incorporated and _____________________________________________ are acting as representatives (the
"Representatives"), has severally agreed to purchase, the aggregate number of TrUEPrS set forth opposite its name below:

                                                                Number of
              Underwriter                                        TrUEPrS
              -----------                                       ---------

Merrill Lynch, Pierce, Fenner & Smith
              Incorporated..................................

              Total.........................................   ---------------
                                                               ===============

         In the Purchase Agreement, the Underwriters named therein have agreed, subject to the terms and conditions set forth therein, to purchase all of the TrUEPrS being sold pursuant to the Purchase Agreement if any of such TrUEPrS are purchased. Under certain circumstances, under the Purchase Agreement, the commitments of non-defaulting Underwriters may be increased. In the event of a failure to close, any funds debited from any investor's account maintained with an Underwriter will be credited to such account and any funds received by such Underwriter by check or money order from any investor will be returned to such investor by check.

         The Representatives have advised the Trust that the Underwriters propose to offer the TrUEPrS offered hereby in the Offering to the public initially at the public offering price set forth on the cover page of this Prospectus and to certain dealers at such price less a concession not in excess of $__ per TrUEPrS; provided that such concession for sales of more than 10,000 TrUEPrS to any single purchaser will be $___ per TrUEPrS. The Underwriters may allow, and such dealers may reallow, a discount not in excess of $___ per TrUEPrS to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any TrUEPrS purchased in the initial public offering on or before ____________, 1998.

         The Trust has granted the Underwriters an option to purchase up to an additional ___________ TrUEPrS at the initial public offering price. Such option, which will expire 30 days after the date of this Prospectus, may be exercised solely to cover over-allotments. To the extent that the Underwriters exercise such option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase from the Trust approximately the same percentage of the option shares that the number of shares to be purchased initially by that Underwriter is of the ____________ TrUEPrS initially purchased by the Underwriters.

         In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in ADRs representing the DEF Preference Shares, the
Purchase Agreement provides that DEF will pay, as compensation (the "Underwriters' Compensation") to the Underwriters, an amount in immediately available funds of $____ per TrUEPrS or $__________ in the aggregate (or $_______________ in the aggregate if the Underwriters' over-allotment option is exercised in full) for the accounts of the several Underwriters; provided that such compensation for sales of more than 10,000 TrUEPrS to any single purchaser will be $____ per TrUEPrS and to the extent such sales are made, the actual amount of Underwriters' Compensation will be less than the aggregate amounts specified above.

         The Underwriters do not intend to confirm sales of TrUEPrS offered hereby to any accounts over which they exercise discretionary authority.

         Prior to the Offering, there has been no public market for the TrUEPrS. Application has been made to list the TrUEPrS on the NYSE. If approved, trading of the TrUEPrS on the NYSE is expected to commence within the 30-day period after the Issue Date. The Representatives have advised the Trust that they intend to make a market in the TrUEPrS prior to the commencement of trading on the NYSE. The Representatives will have no obligation to make a market in the TrUEPrS, however, and may cease market making activities, if commenced, at any time. In connection with the listing, the Underwriters will undertake that sales of TrUEPrS will meet the NYSE's minimum distribution standards.

         In view of the fact that the proceeds of the sale of the TrUEPrS will ultimately be invested in ADRs representing the DEF Preference Shares, the Trust and DEF have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments the Underwriters may be required to make in respect thereof.

         In connection with the formation of the Trust, ML IBK Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, subscribed for and purchased 4,000 TrUEPrS for a purchase price of $100,000 on _______, 1998.

         Until the distribution of the TrUEPrS is completed, rules of the Commission may limit the ability of the Underwriters and any selling group members to bid for and purchase the TrUEPrS. As an exception to these rules, the Representatives are permitted to engage in certain transactions that stabilize the price of the TrUEPrS. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the TrUEPrS.

         If the Underwriters create a short position in the TrUEPrS in connection with the Offering, i.e., if they sell more TrUEPrS than are set forth on the cover page of this Prospectus, the Representatives may reduce that short position by purchasing TrUEPrS in the open market. The Representatives may also elect to reduce any short position by exercising all or part of the over-allotment option described above.

         The Representatives may also impose a penalty bid on certain Underwriters and selling group members. This means that if the Representatives purchase TrUEPrS in the open market to reduce the Underwriters' short position or to stabilize the price of the TrUEPrS, they may reclaim the amount of the selling concession from the Underwriters and any selling group members who sold those TrUEPrS as part of the Offering.

         In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty bid might also have an effect on the price of a security to the extent that it were to discourage resales of the security.

         Neither the Trust nor any of the Underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the TrUEPrS. In addition, neither the Trust nor any of the Underwriters makes any representation that the Representatives will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

         The Trust has not authorized, or taken any action to cause, the issue or distribution in the [COUNTRY], any of its States, territories or possessions or any political subdivision thereof ("[COUNTRY]"), or to any resident of [COUNTRY], of this Prospectus or any other document inviting applications or offers to subscribe for or purchase the TrUEPrS offered hereby or offering such TrUEPrS for subscription or purchase and, accordingly, neither this Prospectus (whether in draft or definitive form) nor any such other document may be issued or distributed in [COUNTRY] or to any resident of [COUNTRY] for the purpose of inviting applications or offers to subscribe for or purchase the TrUEPrS offered hereby.

         No prospectus in relation to the TrUEPrS has been lodged with or registered by the [applicable regulatory agency]. In connection with the distribution of the TrUEPrS, each of the several Underwriters will represent and agree that it: (a) has not (directly or indirectly) offered for subscription or purchase or issued invitations to subscribe for or purchase nor has it sold the TrUEPrS; (b) will not (directly or indirectly) offer for subscription or purchase or issue invitations to subscribe for or purchase or sell the TrUEPrS; and (c) has not distributed and will not distribute any draft or definitive prospectus, advertisement or other offering material, in each case in [COUNTRY] or to any resident of [COUNTRY] (including corporations and other entities organized under the laws of [COUNTRY] but not including a permanent establishment of such corporations or other entities located outside [COUNTRY]).

         This Prospectus does not constitute an offer or, or an invitation to purchase or subscribe for, the TrUEPrS in the [COUNTRY] or any of its states or territories. The TrUEPrS may not be offered, sold or delivered in or to any resident of the [COUNTRY] or any of its states or territories.

         Each Underwriter has also in the Purchase Agreement represented and agreed that:

               (a) it has not offered or sold and prior to the date six months after the date of issue of the TrUEPrS will not offer or sell any TrUEPrS to persons in the United Kingdom except to persons whose ordinary activities involve them in acquiring, holding, managing or disposing of investments (as principal or agent) for the purposes of their businesses or otherwise in circumstances which have not resulted and will not result in an offer to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995;

               (b) it has complied and will comply with all applicable provisions of the Financial Services Act 1986 with respect to anything done by it in relation to the TrUEPrS in, from or otherwise involving the United Kingdom; and

               (c) it has only issued or passed on, and will only issue or pass on, in the United Kingdom any document received by it in connection with the issue of the TrUEPrS to a person who is of a kind described in
         Article   11(3)  of  the  Financial   Services  Act  1986   (Investment
         Advertisements) (Exemptions) Order 1996 or is a person to whom the document may otherwise lawfully be issued or passed on.

Certain of the Underwriters render investment banking and other financial services to DEF from time to time.

                                  LEGAL MATTERS

         Certain legal matters will be passed upon for the Trust and the Underwriters by their counsel, Brown & Wood LLP, New York, New York. Certain matters of Delaware law will be passed upon for the Trust by Richards, Layton & Finger P.A., Wilmington, Delaware, special Delaware counsel to the Trust. See also "Taxation."

                                     EXPERTS

         The statement of assets and liabilities included in this Prospectus has been audited by Deloitte & Touche LLP, independent auditors, as stated in their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.

                             ADDITIONAL INFORMATION

         The Trust has filed with the Commission, Washington, D.C. 20549, a Registration Statement on Form N-2 under the Securities Act with respect to the TrUEPrS offered hereby. Further information concerning the TrUEPrS and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, such as the Trust, that file electronically with the Commission.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder of DEF Exchangeable Preferred Trust:

We have audited the accompanying statement of assets and liabilities of DEF Exchangeable Preferred Trust as of ______________, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of DEF Exchangeable Preferred Trust as of ____________, 1998 in conformity with generally accepted accounting principles.

Princeton, New Jersey
______________, 1998

                        DEF EXCHANGEABLE PREFERRED TRUST

                       STATEMENT OF ASSETS AND LIABILITIES

                              ______________, 1998

                                     ASSETS

Cash                                                           $
                                                     --------------------
Total Assets                                                   $
                                                     ====================

                                   LIABILITIES

Total Liabilities                                              $
                                                      ====================
NET ASSETS                                                     $
                                                      ====================

                           NET ASSET VALUE PER TRUEPRS

______ TrUEPrS issued and outstanding (Note 3)                 $
                                                      ====================
--------
(1) The Trust was created as a Delaware business trust on ________, 1998 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the U.S. Investment Company Act of 1940, as amended. Costs incurred in connection with the organization of the Trust will be paid by the Trust out of the facility fee paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company pursuant to the Trust Expense Agreement. Any expenses of the Trust not covered by the Trust's arrangements with the Jersey Holding Company under the Trust Expense Agreement will be paid by the DEF Affiliate pursuant to the Expense and Indemnity Agreement.

(2) Offering expenses will be payable upon completion of the Offering and will be paid by the Trust out of the facility fee to be paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities.

(3)  On  _________________,  1998,  the Trust  issued  4,000  TrUEPrS  to ML IBK
     Positions, Inc., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, in consideration for a purchase price of $____________.



THE FOLLOWING PROSPECTUS OF DEF IS ATTACHED AND DELIVERED FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF DEF DOES NOT CONSTITUTE A PART OF THE FOREGOING PROSPECTUS OF DEF EXCHANGEABLE PREFERRED TRUST, NOR IS IT INCORPORATED BY REFERENCE THEREIN.

===============================================================================


Through and including _______, 1998 (the 25th day after the date of this prospectus), all dealers effecting transactions in the TrUEPrS, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                        DEF EXCHANGEABLE PREFERRED TRUST

                                _________ TRUEPRS

                 (EXCHANGEABLE FOR AMERICAN DEPOSITARY RECEIPTS
                       REPRESENTING DEF PREFERENCE SHARES
                                    OR CASH)

                                  ------------

                                   PROSPECTUS

                                  ------------




                               MERRILL LYNCH & CO.

                              [NAME OF CO-MANAGER]

                              [NAME OF CO-MANAGER]

                                ___________, 1998

SM Service Mark of Merrill Lynch & Co., Inc.

==============================================================================


                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

1.       FINANCIAL STATEMENTS
         INDEPENDENT AUDITORS' REPORT
         STATEMENT OF ASSETS AND LIABILITIES AS OF              , 1998

2.       EXHIBITS

  (a)  (1)         Trust Agreement*
       (2)         Form of Amended and Restated Trust Agreement**
       (3)         Certificate of Trust*
  (b)              Not applicable
  (c)              Not applicable
  (d)  (1)         Form of Specimen certificate for TrUEPrS (included in Exhibit
                   (a)(2))**
       (2)         Portions of the Amended and Restated Trust Agreement of the
                   Registrant defining the rights of Holders of TrUEPrS**
  (e)              Not applicable
  (f)              Not applicable
  (g)              Not applicable
  (h)              Form of Purchase Agreement**
  (i)              Not applicable
  (j)              Form of Custodian Agreement**
  (k)  (1)         Form of Administration Agreement**
       (2)         Form of Paying Agent Agreement**
       (3)         Form of Specimen for Debt Securities**
       (4)         Form of ADRs Security and Pledge Agreement**
       (5)         Form of Jersey Preference Shares Security and
                   Pledge Agreement**
       (6)         Form of Trust Reimbursement Agreement**
       (7)         Form of Trust Expense  Agreement**
       (8)         Form of Expense and Indemnity   Agreement**
       (9)         Form   of   Debt   Securities Subscription   Agreement**
       (10)        Form  of  ADRs   Purchase Contract**
       (11)        Form of Distribution Trust Agreement**
  (l)              Opinion and Consent of Brown & Wood LLP, counsel to the
                   Trust**
  (m)              Not applicable
  (n)  (1)         Tax Opinion and Consent of Sullivan & Cromwell**
       (2)         Tax Opinion and Consent of PricewaterhouseCoopers Securities
                   Limited, [COUNTRY] tax adviser to the Trust**
       (3)         Consent of Deloitte & Touche LLP, independent auditors for the Trust**
  (o)              Not applicable
  (p)              Form of TrUEPrS Subscription Agreement**
  (q)              Not applicable
  (r)              Not applicable

--------
*    Filed herewith.
**   To be filed by amendment.

ITEM 25. MARKETING ARRANGEMENTS

         See Exhibit (h) to this Registration Statement.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         The expenses to be incurred in connection with the offering described in this Registration Statement will be paid by the Trust out of the facility fee paid on the Issue Date to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities.

ITEM 27. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.

ITEM 28. NUMBER OF HoLDERS OF SECURITIES

         There will be one record holder of the TrUEPrS as of the effective date of this Registration Statement.

ITEM 29. INDeMNIFICATION

         Section 6.06 of the Amended and Restated Trust Agreement and Section 6 of the Purchase Agreement provide for indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The Trust is internally managed and does not have an investment adviser.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant (850 Library Avenue, Suite 204, Newark, Delaware 19715), its custodian (101 Barclay Street, New York, New York 10286) and its paying agent (101 Barclay Street, New York, New York 10286).

ITEM 32. MANAGeMENT SERVICES

         Not applicable.

ITEM 33. UNDERTAKINGS

         (a) THE REGISTRANT HEREBY UNDERTAKES TO SUSPEND THE OFFERING OF THE SHARES COVERED HEREBY UNTIL IT AMENDS ITS PROSPECTUSES CONTAINED HEREIN IF (1) SUBSEQUENT TO THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT, ITS NET ASSET VALUE PER SHARE DECLINES MORE THAN 10 PERCENT FROM ITS NET ASSET VALUE PER SHARE AS OF THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT OR (2) THE NET ASSET VALUE PER SHARE INCREASES TO AN AMOUnT GREATER THAN ITS NET PROCEEDS AS STATED IN THE PROSPECTUSES CONTAINED HEREIN.

         (b) THE REGISTRANT HEREBY UNDERTAKES THAT (I) FOR PURPOSE OF DETERMINING ANY LIABILITY UNDER THE 1933 ACT, THE INFORMATION OMITTED FROM THE FORM OF PROSPECTUSES FILED AS PART OF THIS REGISTRATION STATEMENT IN RELIANCE UPON RULE 430A AND CONTAINED IN A FORM Of PROSPECTUS FILED BY THE REGISTRANT UNDER RULE 497(H) UNDER THE 1933 ACT SHALL BE DEEMED TO BE PART OF THIS REGISTRATION STATEMENT AS OF THE TIME IT WAS DECLARED EFFECTIVE; (Ii) FOR THE PURPOSE OF DETERMINING ANY LIABILITY UNDER THE 1933 ACT, EACH POST-EFFECTIVE AMENDMENT THAT CONTAINS A FORM OF PROSPECTUS SHALL BE DEEMED TO BE A NEW REGISTRATION STAtEMENT RELATING TO THE SECURITIES OFFERED THEREIN, AND THE OFFERING OF THE SECURITIES AT THAT TIME SHALL BE DEEMED TO BE THE INITIAL BONA FIDE OFFERING THEREOF

                                   SIGNATURES

         PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEWARK, STATE OF DELAWARE, ON THE 16TH DAY OF OCTOBER, 1998.

                                     DEF Exchangeable Preferred Trust

                                     By:     /s/ Donald J. Puglisi
                                        ---------------------------------
                                                 Donald J. Puglisi
                                                 Managing Trustee

         EACH PERSON WHOSE SIGNATURE APPEARS BELOW HEREBY AUTHORIZES DONALD J. PUGLISI, WILLIAM R. LATHAM III OR JAMES B. O'NEILL, OR ANY OF THEM, AS
ATTORNEY-IN-FACT, TO SIGN ON HIS BEHALF, INDIVIDUALLY AND IN EACH CAPACITY STATED BELOW, ANY AMENDMENT TO THIS REGISTRATIOn STATEMENT (INCLUDING POST-EFFECTIVE AMENDMENTS) AND TO FILE THE SAME, WITH ALL EXHIBITS THERETO, WITH THE SECURITIES AND EXCHANGE COMMISSION.

         PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEmENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS, IN THE CAPACITIES AND ON THE DATE INDICATED.


             NAME                                         TITLE                                          DATE

    /s/ Donald J. Puglisi
                                                     Managing Trustee                              October 16, 1998
-------------------------------
      Donald J. Puglisi

  /s/ William R. Latham III
                                                         Trustee                                   October 16, 1998
-------------------------------
    William R. Latham III

     /s/ James B. O'Neill
-------------------------------
       James B. O'Neill                                  Trustee                                   October 16, 1998


                                  EXHIBIT INDEX

EXHIBIT     DESCRIPTION                                                  PAGE
-------     -----------                                                  ----

(a)     (1)      Trust Agreement*
        (2)      Form of Amended and Restated Trust Agreement**
        (3)      Certificate of Trust*
(b)              Not applicable
(c)              Not applicable
(d)     (1)      Form of Specimen certificate for TrUEPrS(included in
                 Exhibit(a)(2))**
        (2)      Portions of the Amended and Restated Trust Agreement of the
                 Registrant defining the rights of Holders of TrUEPrS**
(e)              Not applicable
(f)              Not applicable
(g)              Not applicable
(h)              Form of Purchase Agreement**
(i)              Not applicable
(j)              Form of Custodian Agreement**
(k)     (1)      Form of Administration Agreement**
        (2)      Form of Paying Agent Agreement**
        (3)      Form of Specimen for Debt Securities**
        (4)      Form of ADRs Security and Pledge Agreement**
        (5)      Form of Jersey Preference Shares Security and Pledge
                 Agreement**
        (6)      Form of Trust Reimbursement Agreement**
        (7)      Form of Trust Expense  Agreement**
        (8)      Form of Expense and Indemnity   Agreement**
        (9)      Form   of   Debt   Securities Subscription   Agreement**
       (10)      Form  of  ADRs   Purchase Contract**
       (11)      Form of Distribution Trust Agreement**
  (l)              Opinion and Consent of Brown & Wood LLP, counsel to the
                   Trust**
  (m)              Not applicable
  (n)  (1)         Tax Opinion and Consent of Sullivan & Cromwell**
       (2)         Tax Opinion and Consent of PricewaterhouseCoopers Securities
                   Limited, [COUNTRY] tax adviser to the Trust**
       (3)         Consent of Deloitte & Touche LLP, independent auditors for the Trust**
  (o)              Not applicable
  (p)              Form of TrUEPrS Subscription Agreement**
  (q)              Not applicable
  (r)              Not applicable

--------
*     Filed herewith.
**    To be filed by amendment.

                                                               Exhibit 99 (a)(1)

               TRUST AGREEMENT OF DEF EXCHANGEABLE PREFERRED TRUST

          TRUST AGREEMENT, dated as of October 13, 1998 among Jamie A. Patinelli, as Depositor, and Donald J. Puglisi, William R. Latham III and James
B. O'Neill, as Trustees. The Depositor and the Trustees hereby agree as follows:

          1. The trust created hereby shall be known as "DEF Exchangeable Preferred Trust", in which name the Trustees may conduct the business of the Trust, make and execute contracts, and sue and be sued.

          2. The Depositor hereby assigns, transfers, conveys and sets over to the Trustees the sum of $1. The Trustees hereby acknowledge receipt of such amount in trust from the Depositor, which amount shall constitute the initial trust estate. The Trustees hereby declare that they will hold the trust estate in trust for the Depositor. It is the intention of the parties hereto that the Trust created hereby constitute a business trust under Chapter 38 of Title 12 of the Delaware Code, 12 Del. C. ss. 3801, et seq. and that this document constitute the governing instrument of the Trust. The Trustees are hereby authorized and directed to execute and file a certificate of trust with the Delaware Secretary of State in the form attached hereto.

          3. The Depositor and the Trustees will enter into an amended and restated Trust Agreement, satisfactory to each such party, to provide for the contemplated operation of the Trust created hereby. Prior to the execution and delivery of such amended and restated Trust Agreement, the Trustees shall not have any duty or obligation hereunder or with respect to the trust estate, except as otherwise required by applicable law or as may be necessary to obtain prior to such execution and delivery any licenses, consents or approvals required by applicable law or otherwise.

          4. This Trust Agreement may be executed in one or more counterparts.

          5. The Trustees may resign upon thirty days prior notice to the Depositor.

          IN  WITNESS  WHEREOF,  the  parties  hereto  have  caused  this  Trust
Agreement to be duly executed by their respective officers hereunto duly authorized, as of the day and year first above written.

                                          DEPOSITOR:


                                       By: /s/ Jamie A. Patinelli
                                          -----------------------
                                           Jamie A. Patinelli,
                                           as Depositor


                                          TRUSTEE:


                                       By: /s/ Donald J. Puglisi
                                          -----------------------
                                           Donald J. Puglisi,
                                           as Trustee


                                          TRUSTEE:


                                       By: /s/ William R. Latham III
                                          --------------------------
                                           William R. Latham III,
                                           as Trustee


                                          TRUSTEE:


                                       By: /s/ James B. O'Neill
                                          -----------------------
                                           James B. O'Neill,
                                           as Trustee


                                                               Exhibit 99 (a)(3)


                              CERTIFICATE OF TRUST

                                       OF

                        DEF EXCHANGEABLE PREFERRED TRUST

         This Certificate of Trust of DEF Exchangeable Preferred Trust (the "Trust") is being duly executed and filed by the undersigned trustees of the Trust, dated as of October 13, 1998, for the purposes of organizing a business trust pursuant to the Delaware Business Trust Act, 12 Del. C. ss.ss. 3801 et seq. (the "Act").

         The undersigned hereby certify as follows:

         1. Name. The name of the business trust is DEF Exchangeable Preferred Trust.

         2. Registered Office; Registered Agent. The business address of the registered office of the Trust in the State of Delaware is One Rodney Square, 10th Floor, 10th and King Streets, in the City of Wilmington, County of New Castle 19801. The name of the Trust's registered agent at such address is RL&F Service Corp.

         3. Effective Date. This Certificate of Trust shall be effective upon filing in the Office of the Secretary of State of the State of Delaware.

         4. Other Matters. The Trust will be a registered investment company under the Investment Company Act of 1940, as amended.

         IN WITNESS WHEREOF, the undersigned, being trustees of the Trust, have duly executed this Certificate of Trust as of the day and year first above written.

                                      By: /s/ Donald J. Puglisi
                                          -------------------------
                                          Donald J. Puglisi,
                                          as Trustee

                                      By: /s/ William R. Latham III
                                          -------------------------
                                          William R. Latham III,
                                          as Trustee

                                      By: /s/ James B. O'Neill
                                          -------------------------
                                          James B. O'Neill,
                                          as Trustee